Vanguard® Tax-Managed Balanced Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (48.4%)
Basic Materials (0.9%)
	Linde plc	50,219	17,850
	Air Products and Chemicals Inc.	24,726	7,102
	Freeport-McMoRan Inc.	145,071	5,935
	Nucor Corp.	24,008	3,709
	Newmont Corp.	75,641	3,708
	Ecolab Inc.	21,275	3,522
	Alcoa Corp.	70,034	2,981
	Albemarle Corp.	11,774	2,603
	Element Solutions Inc.	120,371	2,324
	Reliance Steel & Aluminum Co.	6,900	1,772
	Dow Inc.	31,642	1,735
	Celanese Corp. Class A	15,842	1,725
	Mosaic Co.	31,252	1,434
	Avery Dennison Corp.	7,718	1,381
	CF Industries Holdings Inc.	18,557	1,345
	Fastenal Co.	24,016	1,295
	Westlake Corp.	11,056	1,282
	FMC Corp.	10,190	1,245
	Huntsman Corp.	32,718	895
	Eastman Chemical Co.	9,490	800
	Royal Gold Inc.	5,043	654
	Ashland Inc.	6,198	637
	United States Steel Corp.	22,786	595
	Valvoline Inc.	17,015	594
	LyondellBasell Industries NV Class A	5,638	529
*	Cleveland-Cliffs Inc.	28,194	517
	Timken Co.	5,841	477
	Steel Dynamics Inc.	4,100	464
	Scotts Miracle-Gro Co.	6,253	436
	Olin Corp.	3,700	205
	NewMarket Corp.	390	142
	Southern Copper Corp.	1,629	124
	International Paper Co.	3,367	121
*	MP Materials Corp.	3,988	112
			70,250
Consumer Discretionary (7.0%)
*	Amazon.com Inc.	855,368	88,351
*	Tesla Inc.	273,568	56,754
	Home Depot Inc.	104,330	30,790
	Costco Wholesale Corp.	47,654	23,678
	McDonald's Corp.	76,235	21,316

		Shares	Market Value ($000)
	Walmart Inc.	142,753	21,049
*	Netflix Inc.	47,459	16,396
	NIKE Inc. Class B	133,011	16,312
	Lowe's Cos. Inc.	76,146	15,227
*	Walt Disney Co.	142,788	14,297
	Starbucks Corp.	115,240	12,000
*	Booking Holdings Inc.	3,829	10,156
	General Motors Co.	239,986	8,803
	TJX Cos. Inc.	108,323	8,488
	Target Corp.	50,362	8,341
*	O'Reilly Automotive Inc.	8,103	6,879
	Activision Blizzard Inc.	77,627	6,644
*	Warner Bros Discovery Inc.	389,721	5,885
	Estee Lauder Cos. Inc. Class A	23,830	5,873
*	Lululemon Athletica Inc.	15,881	5,784
*	Chipotle Mexican Grill Inc. Class A	3,372	5,760
*	Uber Technologies Inc.	178,112	5,646
	Dollar General Corp.	26,586	5,595
*	Copart Inc.	70,826	5,327
*	AutoZone Inc.	2,094	5,147
	Marriott International Inc. Class A	28,408	4,717
	Hilton Worldwide Holdings Inc.	31,335	4,414
	Yum! Brands Inc.	32,728	4,323
	Lennar Corp. Class A	39,160	4,116
*	Aptiv plc	34,821	3,907
*	Airbnb Inc. Class A	30,100	3,744
	Ross Stores Inc.	35,144	3,730
	Ford Motor Co.	290,820	3,664
	eBay Inc.	82,426	3,657
	DR Horton Inc.	37,302	3,644
*	Dollar Tree Inc.	25,257	3,626
*	Ulta Beauty Inc.	5,996	3,272
*	NVR Inc.	569	3,171
*	Delta Air Lines Inc.	89,337	3,120
	Tractor Supply Co.	12,514	2,941
	Electronic Arts Inc.	23,473	2,827
	Interpublic Group of Cos. Inc.	69,628	2,593
	MGM Resorts International	57,046	2,534
*	Capri Holdings Ltd.	53,000	2,491
*	Live Nation Entertainment Inc.	35,096	2,457
*	AutoNation Inc.	16,312	2,192
	Genuine Parts Co.	13,080	2,188
	LKQ Corp.	36,460	2,069
*	ROBLOX Corp. Class A	43,602	1,961
	Paramount Global Class A	68,800	1,778
*	Take-Two Interactive Software Inc.	14,415	1,720
	Best Buy Co. Inc.	21,281	1,666
*	United Airlines Holdings Inc.	37,444	1,657
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,630
*	Deckers Outdoor Corp.	3,623	1,629
	Southwest Airlines Co.	49,854	1,622
	Fox Corp. Class B	50,000	1,565
	Domino's Pizza Inc.	4,672	1,541
	Service Corp. International	21,880	1,505
*	CarMax Inc.	23,021	1,480
	PulteGroup Inc.	25,300	1,474
	Madison Square Garden Sports Corp.	7,548	1,471
	Lear Corp.	10,522	1,468

		Shares	Market Value ($000)
	Tempur Sealy International Inc.	37,140	1,467
*	Trade Desk Inc. Class A	23,953	1,459
*	Las Vegas Sands Corp.	24,905	1,431
*	Etsy Inc.	12,495	1,391
*	Expedia Group Inc.	14,301	1,388
	Toll Brothers Inc.	22,801	1,369
*	Floor & Decor Holdings Inc. Class A	13,773	1,353
*	Skechers USA Inc. Class A	28,459	1,352
	U-Haul Holding Co.	25,983	1,347
*	Burlington Stores Inc.	6,403	1,294
*	Royal Caribbean Cruises Ltd.	19,501	1,273
*	JetBlue Airways Corp.	173,504	1,263
	Pool Corp.	3,626	1,242
	Dick's Sporting Goods Inc.	8,512	1,208
*	Grand Canyon Education Inc.	9,987	1,138
	Gentex Corp.	39,660	1,112
*	Five Below Inc.	5,244	1,080
	News Corp. Class A	62,267	1,075
	Rollins Inc.	27,192	1,021
	Advance Auto Parts Inc.	8,065	981
*	Mattel Inc.	51,831	954
	New York Times Co. Class A	23,831	927
	PVH Corp.	10,390	926
	Thor Industries Inc.	11,633	926
*	American Airlines Group Inc.	61,900	913
*	Bright Horizons Family Solutions Inc.	11,722	902
	Williams-Sonoma Inc.	7,089	862
	BorgWarner Inc.	17,234	846
*	Carnival Corp.	80,800	820
	Sirius XM Holdings Inc.	196,880	782
*	TripAdvisor Inc.	39,291	780
	Bath & Body Works Inc.	20,839	762
	Garmin Ltd.	7,528	760
*	Planet Fitness Inc. Class A	9,592	745
*	QuantumScape Corp. Class A	90,000	736
*	RH	3,017	735
*	Norwegian Cruise Line Holdings Ltd.	53,105	714
*	Alaska Air Group Inc.	14,847	623
	Aramark	16,753	600
*	Wynn Resorts Ltd.	5,335	597
	Wendy's Co.	24,919	543
	Harley-Davidson Inc.	13,400	509
	Nexstar Media Group Inc. Class A	2,892	499
	Lennar Corp. Class B	5,464	488
	Macy's Inc.	26,393	462
	Ritchie Bros Auctioneers Inc.	8,024	452
*	BJ's Wholesale Club Holdings Inc.	5,865	446
*	Copa Holdings SA Class A	4,762	440
	Vail Resorts Inc.	1,861	435
*	Spotify Technology SA	3,225	431
*	Avis Budget Group Inc.	2,000	390
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	376
*	Hyatt Hotels Corp. Class A	3,344	374
	Ralph Lauren Corp. Class A	3,073	359
*	Ollie's Bargain Outlet Holdings Inc.	6,100	353
	Kohl's Corp.	14,377	338
*	Liberty Media Corp.-Liberty SiriusXM Class A	11,947	336
*	Liberty Media Corp.-Liberty SiriusXM Class C	11,800	330

		Shares	Market Value ($000)
*	Mister Car Wash Inc.	37,606	324
	Paramount Global Class B	12,712	284
	Darden Restaurants Inc.	1,744	271
*	Peloton Interactive Inc. Class A	21,115	239
	Lithia Motors Inc. Class A	1,011	231
	Nordstrom Inc.	12,646	206
*	Playtika Holding Corp.	17,322	195
	Wyndham Hotels & Resorts Inc.	2,776	188
	Choice Hotels International Inc.	1,492	175
	U-Haul Holding Co.	2,887	172
	Omnicom Group Inc.	1,606	152
	Columbia Sportswear Co.	1,606	145
	Whirlpool Corp.	1,052	139
*	Under Armour Inc. Class C	16,217	138
*	Lyft Inc. Class A	14,808	137
	World Wrestling Entertainment Inc. Class A	1,495	136
*	Lucid Group Inc.	16,201	130
	VF Corp.	5,278	121
*	Victoria's Secret & Co.	3,508	120
	Churchill Downs Inc.	464	119
*	DraftKings Inc. Class A	6,161	119
*	Penn Entertainment Inc.	3,969	118
*	Caesars Entertainment Inc.	2,413	118
	Boyd Gaming Corp.	1,818	117
	Hanesbrands Inc.	22,047	116
*	Six Flags Entertainment Corp.	4,310	115
	Travel + Leisure Co.	2,850	112
*	Hertz Global Holdings Inc.	6,626	108
*	Leslie's Inc.	9,306	102
*	Petco Health & Wellness Co. Inc. Class A	11,193	101
*	Carvana Co. Class A	31	—
			563,525
Consumer Staples (2.8%)
	Procter & Gamble Co.	247,101	36,742
	PepsiCo Inc.	136,880	24,953
	Coca-Cola Co.	362,570	22,490
	Philip Morris International Inc.	111,166	10,811
	Mondelez International Inc. Class A	149,779	10,443
	CVS Health Corp.	117,445	8,727
*	Monster Beverage Corp.	156,646	8,461
	Colgate-Palmolive Co.	101,743	7,646
	Kroger Co.	145,757	7,196
	McKesson Corp.	15,695	5,588
	Corteva Inc.	77,517	4,675
	Kellogg Co.	68,001	4,553
	Hershey Co.	17,024	4,331
	General Mills Inc.	49,688	4,246
	Archer-Daniels-Midland Co.	52,877	4,212
	Kimberly-Clark Corp.	30,738	4,126
	Church & Dwight Co. Inc.	46,395	4,102
	Constellation Brands Inc. Class A	17,884	4,040
	Campbell Soup Co.	58,400	3,211
	Keurig Dr Pepper Inc.	89,096	3,143
	Sysco Corp.	40,334	3,115
	Altria Group Inc.	66,629	2,973
*	Post Holdings Inc.	31,305	2,813
	McCormick & Co. Inc. (Non-Voting)	32,079	2,669
	Tyson Foods Inc. Class A	42,913	2,546

		Shares	Market Value ($000)
	AmerisourceBergen Corp.	15,012	2,404
	Clorox Co.	14,666	2,321
	Kraft Heinz Co.	56,065	2,168
	J M Smucker Co.	12,627	1,987
	Conagra Brands Inc.	49,574	1,862
	Brown-Forman Corp. Class B	28,038	1,802
	Brown-Forman Corp. Class A	24,819	1,618
	Walgreens Boots Alliance Inc.	46,018	1,591
	Seaboard Corp.	325	1,225
	Molson Coors Beverage Co. Class B	23,112	1,195
*	US Foods Holding Corp.	30,138	1,113
	Bunge Ltd.	11,280	1,078
	Lamb Weston Holdings Inc.	9,800	1,024
	Hormel Foods Corp.	25,136	1,002
*	Grocery Outlet Holding Corp.	26,400	746
	Casey's General Stores Inc.	3,314	717
*	Freshpet Inc.	10,261	679
*	Darling Ingredients Inc.	11,166	652
	Ingredion Inc.	6,341	645
	Spectrum Brands Holdings Inc.	7,191	476
*	Pilgrim's Pride Corp.	19,755	458
	Reynolds Consumer Products Inc.	15,872	437
*	Performance Food Group Co.	6,632	400
*	Olaplex Holdings Inc.	25,063	107
			225,519
Energy (2.2%)
	Exxon Mobil Corp.	374,572	41,076
	Chevron Corp.	178,096	29,058
	ConocoPhillips	110,127	10,926
	Schlumberger NV	149,820	7,356
	Devon Energy Corp.	141,993	7,186
	Marathon Petroleum Corp.	48,458	6,534
	Occidental Petroleum Corp.	91,118	5,689
	Marathon Oil Corp.	225,300	5,398
	Cheniere Energy Inc.	32,630	5,143
	EOG Resources Inc.	41,056	4,706
	Valero Energy Corp.	29,966	4,183
	Diamondback Energy Inc.	29,914	4,043
	Phillips 66	39,115	3,965
*	First Solar Inc.	17,966	3,908
	Hess Corp.	27,022	3,576
	Baker Hughes Co. Class A	116,762	3,370
	Pioneer Natural Resources Co.	16,463	3,362
	Halliburton Co.	92,654	2,932
	ChampionX Corp.	99,308	2,694
	Range Resources Corp.	99,510	2,634
	Coterra Energy Inc.	101,672	2,495
	Kinder Morgan Inc.	139,749	2,447
*	Enphase Energy Inc.	11,500	2,418
	EQT Corp.	72,232	2,305
	Murphy Oil Corp.	59,729	2,209
	ONEOK Inc.	30,783	1,956
	Texas Pacific Land Corp.	1,100	1,871
	Williams Cos. Inc.	36,405	1,087
	Targa Resources Corp.	13,957	1,018
	HF Sinclair Corp.	20,892	1,011
	NOV Inc.	50,541	936
	APA Corp.	20,000	721

		Shares	Market Value ($000)
	DT Midstream Inc.	11,360	561
*	ChargePoint Holdings Inc.	12,880	135
	New Fortress Energy Inc.	4,128	121
	Vitesse Energy Inc.	2,520	48
			179,078
Financials (4.9%)
*	Berkshire Hathaway Inc. Class B	196,755	60,752
	JPMorgan Chase & Co.	294,849	38,422
	Bank of America Corp.	803,071	22,968
	Wells Fargo & Co.	380,901	14,238
	S&P Global Inc.	38,611	13,312
	Morgan Stanley	144,242	12,664
	Goldman Sachs Group Inc.	33,958	11,108
	Progressive Corp.	65,567	9,380
	BlackRock Inc.	13,561	9,074
	Aon plc Class A	28,191	8,888
	Marsh & McLennan Cos. Inc.	50,714	8,446
*	Arch Capital Group Ltd.	118,526	8,044
	Chubb Ltd.	40,826	7,928
	Citigroup Inc.	155,017	7,269
	Charles Schwab Corp.	130,899	6,857
	CME Group Inc.	31,180	5,972
	Intercontinental Exchange Inc.	54,433	5,677
	Moody's Corp.	17,333	5,304
	PNC Financial Services Group Inc.	38,174	4,852
	MSCI Inc. Class A	8,573	4,798
	Webster Financial Corp.	102,257	4,031
	Travelers Cos. Inc.	23,363	4,005
	Arthur J Gallagher & Co.	20,577	3,937
	Aflac Inc.	59,588	3,845
	US Bancorp	105,396	3,800
	Bank of New York Mellon Corp.	81,475	3,702
	Allstate Corp.	31,964	3,542
	First Citizens BancShares Inc. Class A	3,605	3,508
	Truist Financial Corp.	100,892	3,440
	Ameriprise Financial Inc.	10,336	3,168
	Willis Towers Watson plc	13,539	3,146
	MetLife Inc.	52,742	3,056
*	Markel Corp.	2,262	2,890
	Pinnacle Financial Partners Inc.	50,851	2,805
	American International Group Inc.	55,575	2,799
	Apollo Global Management Inc.	43,815	2,767
	State Street Corp.	36,128	2,735
	Discover Financial Services	25,242	2,495
	T. Rowe Price Group Inc.	21,898	2,472
	KKR & Co. Inc.	45,775	2,404
*	Brighthouse Financial Inc.	52,982	2,337
	Hartford Financial Services Group Inc.	33,320	2,322
	Assured Guaranty Ltd.	43,927	2,208
	W R Berkley Corp.	30,942	1,926
	FactSet Research Systems Inc.	4,590	1,905
*	Coinbase Global Inc. Class A	27,262	1,842
	Globe Life Inc.	16,679	1,835
	MarketAxess Holdings Inc.	4,517	1,767
	Raymond James Financial Inc.	18,625	1,737
	White Mountains Insurance Group Ltd.	1,198	1,650
	Brown & Brown Inc.	28,718	1,649
	Voya Financial Inc.	22,512	1,609

		Shares	Market Value ($000)
	Wintrust Financial Corp.	21,290	1,553
	Ally Financial Inc.	60,516	1,543
	Reinsurance Group of America Inc.	11,595	1,539
	Broadridge Financial Solutions Inc.	10,218	1,498
	RenaissanceRe Holdings Ltd.	7,451	1,493
	Fifth Third Bancorp	55,196	1,470
	Nasdaq Inc.	26,839	1,467
	East West Bancorp Inc.	25,908	1,438
	Regions Financial Corp.	73,508	1,364
	Cboe Global Markets Inc.	9,841	1,321
	Tradeweb Markets Inc. Class A	16,686	1,319
	LPL Financial Holdings Inc.	6,295	1,274
	Equitable Holdings Inc.	44,262	1,124
	Stifel Financial Corp.	18,893	1,116
*	Robinhood Markets Inc. Class A	114,953	1,116
	Prudential Financial Inc.	12,838	1,062
	Cincinnati Financial Corp.	9,456	1,060
	Hanover Insurance Group Inc.	7,924	1,018
	Zions Bancorp NA	33,982	1,017
	Everest Re Group Ltd.	2,700	967
	Interactive Brokers Group Inc. Class A	11,697	966
*	Credit Acceptance Corp.	2,161	942
	Commerce Bancshares Inc.	15,743	919
	Assurant Inc.	7,101	853
	Citizens Financial Group Inc.	27,694	841
	KeyCorp	65,863	825
	Carlyle Group Inc.	25,966	807
	Jefferies Financial Group Inc.	25,339	804
	Affiliated Managers Group Inc.	5,452	777
	Northern Trust Corp.	8,721	769
	Popular Inc.	12,967	744
	SEI Investments Co.	12,260	706
	MGIC Investment Corp.	45,667	613
	Corebridge Financial Inc.	37,368	599
	Huntington Bancshares Inc.	52,824	592
	Morningstar Inc.	2,620	532
	M&T Bank Corp.	4,300	514
	Lincoln National Corp.	21,914	492
	BOK Financial Corp.	5,398	456
	First Republic Bank	32,016	448
*	Upstart Holdings Inc.	26,020	413
	Blackstone Inc.	4,468	392
	Western Alliance Bancorp	10,730	381
	Primerica Inc.	2,200	379
	Unum Group	9,127	361
	Bank OZK	9,680	331
	Synovus Financial Corp.	10,314	318
	FNB Corp.	24,770	287
	SLM Corp.	17,179	213
	Erie Indemnity Co. Class A	872	202
	First Horizon Corp.	10,146	180
	Franklin Resources Inc.	6,459	174
	OneMain Holdings Inc.	4,339	161
	New York Community Bancorp Inc.	15,937	144
	Loews Corp.	2,394	139
	Virtu Financial Inc. Class A	7,311	138
*	SoFi Technologies Inc.	22,812	138
	Ares Management Corp. Class A	1,623	135

		Shares	Market Value ($000)
	Janus Henderson Group plc	4,647	124
	AGNC Investment Corp.	12,176	123
	First American Financial Corp.	2,201	123
	Blue Owl Capital Inc. Class A	11,085	123
	Invesco Ltd.	7,452	122
	Starwood Property Trust Inc.	6,755	120
	TFS Financial Corp.	9,288	117
	Fidelity National Financial Inc.	3,318	116
	Principal Financial Group Inc.	1,500	112
	Evercore Inc. Class A	965	111
	Prosperity Bancshares Inc.	1,786	110
	Kemper Corp.	1,980	108
	Cullen/Frost Bankers Inc.	980	103
	First Hawaiian Inc.	4,955	102
	Bank of Hawaii Corp.	1,804	94
	CNA Financial Corp.	2,393	93
	PacWest Bancorp	9,276	90
	Comerica Inc.	2,008	87
			399,709
Health Care (6.3%)
	UnitedHealth Group Inc.	91,396	43,193
	Johnson & Johnson	255,814	39,651
	Eli Lilly & Co.	84,163	28,903
	AbbVie Inc.	171,835	27,385
	Merck & Co. Inc.	250,533	26,654
	Thermo Fisher Scientific Inc.	41,126	23,704
	Pfizer Inc.	508,307	20,739
	Abbott Laboratories	175,882	17,810
	Danaher Corp.	68,121	17,169
	Amgen Inc.	53,330	12,893
	Bristol-Myers Squibb Co.	159,884	11,082
	Elevance Health Inc.	23,566	10,836
*	Intuitive Surgical Inc.	38,465	9,827
	Cigna Group	37,760	9,649
*	Regeneron Pharmaceuticals Inc.	11,201	9,204
	Medtronic plc	111,856	9,018
	Stryker Corp.	31,500	8,992
	Zoetis Inc. Class A	53,753	8,947
	Gilead Sciences Inc.	107,230	8,897
*	Vertex Pharmaceuticals Inc.	27,730	8,737
	HCA Healthcare Inc.	28,489	7,512
*	Boston Scientific Corp.	144,841	7,246
	Humana Inc.	14,162	6,875
*	Biogen Inc.	23,174	6,443
*	Edwards Lifesciences Corp.	75,998	6,287
*	IDEXX Laboratories Inc.	12,461	6,231
	Becton Dickinson & Co.	25,038	6,198
*	IQVIA Holdings Inc.	29,111	5,790
*	Moderna Inc.	33,603	5,161
*	Dexcom Inc.	40,765	4,736
	Agilent Technologies Inc.	30,812	4,263
	Laboratory Corp. of America Holdings	16,407	3,764
	West Pharmaceutical Services Inc.	10,749	3,724
*	Align Technology Inc.	11,004	3,677
*	Illumina Inc.	13,275	3,087
*	GE HealthCare Technologies Inc.	36,776	3,017
*	Centene Corp.	42,874	2,710
*	Horizon Therapeutics plc	24,613	2,686

		Shares	Market Value ($000)
*	Hologic Inc.	33,115	2,672
	Zimmer Biomet Holdings Inc.	20,466	2,644
	ResMed Inc.	12,071	2,643
*	Acadia Healthcare Co. Inc.	33,932	2,452
*	Seagen Inc.	11,685	2,366
*	Sarepta Therapeutics Inc.	15,900	2,192
	Cooper Cos. Inc.	5,606	2,093
*	Molina Healthcare Inc.	7,532	2,015
*	Insulet Corp.	6,218	1,983
	Quest Diagnostics Inc.	13,811	1,954
*	Alnylam Pharmaceuticals Inc.	9,520	1,907
	STERIS plc	9,831	1,880
*	Incyte Corp.	25,864	1,869
*	Veeva Systems Inc. Class A	9,925	1,824
*	Catalent Inc.	27,491	1,806
*	Bio-Rad Laboratories Inc. Class A	3,721	1,782
*	Charles River Laboratories International Inc.	8,768	1,770
	PerkinElmer Inc.	13,223	1,762
	Baxter International Inc.	40,551	1,645
*	BioMarin Pharmaceutical Inc.	16,330	1,588
*	Envista Holdings Corp.	38,233	1,563
*	Syneos Health Inc.	43,400	1,546
*	DaVita Inc.	18,873	1,531
	Bio-Techne Corp.	20,524	1,523
*	Neurocrine Biosciences Inc.	14,361	1,454
*	United Therapeutics Corp.	6,154	1,378
*	Masimo Corp.	7,103	1,311
*	Penumbra Inc.	4,694	1,308
*	QIAGEN NV	26,551	1,219
	Universal Health Services Inc. Class B	8,837	1,123
*	Integra LifeSciences Holdings Corp.	18,473	1,061
*	Jazz Pharmaceuticals plc	6,900	1,010
*	Tenet Healthcare Corp.	16,964	1,008
*	Enovis Corp.	17,955	960
	Chemed Corp.	1,555	836
	Teleflex Inc.	3,249	823
*	Avantor Inc.	38,601	816
*	Exact Sciences Corp.	10,950	743
*	Ionis Pharmaceuticals Inc.	20,616	737
*	agilon health Inc.	27,484	653
	Cardinal Health Inc.	8,345	630
	Bruker Corp.	7,627	601
	Organon & Co.	24,102	567
	Premier Inc. Class A	17,135	555
	DENTSPLY SIRONA Inc.	13,378	525
*	ICU Medical Inc.	2,952	487
*	Repligen Corp.	2,800	471
*	Sotera Health Co.	25,819	462
*	Exelixis Inc.	20,965	407
	Viatris Inc.	36,014	346
*	10X Genomics Inc. Class A	6,037	337
	Royalty Pharma plc Class A	7,500	270
	Encompass Health Corp.	3,143	170
*	Ginkgo Bioworks Holdings Inc. Class A	120,233	160
*	Teladoc Health Inc.	6,140	159
*	Certara Inc.	6,109	147
*	Doximity Inc. Class A	4,446	144
*	Novavax Inc.	19,754	137

		Shares	Market Value ($000)
*	Enhabit Inc.	9,879	137
*	Oak Street Health Inc.	3,429	133
*	QuidelOrtho Corp.	1,489	133
*	Novocure Ltd.	2,195	132
*	Natera Inc.	2,351	131
*	Henry Schein Inc.	1,558	127
*	Maravai LifeSciences Holdings Inc. Class A	8,734	122
	Perrigo Co. plc	3,375	121
*	Amedisys Inc.	1,487	109
*	Elanco Animal Health Inc.	5	—
			513,867
Industrials (6.5%)
	Visa Inc. Class A	169,858	38,296
	Mastercard Inc. Class A	86,932	31,592
	Accenture plc Class A	66,864	19,110
	United Parcel Service Inc. Class B	73,297	14,219
	Honeywell International Inc.	70,629	13,499
	Deere & Co.	32,002	13,213
	Union Pacific Corp.	65,314	13,145
	Raytheon Technologies Corp.	132,143	12,941
*	Boeing Co.	59,490	12,637
	Lockheed Martin Corp.	26,374	12,468
	Caterpillar Inc.	53,024	12,134
	American Express Co.	64,077	10,569
	General Electric Co.	105,976	10,131
	Automatic Data Processing Inc.	42,770	9,522
*	Fiserv Inc.	77,704	8,783
*	PayPal Holdings Inc.	106,948	8,122
	Illinois Tool Works Inc.	30,730	7,481
	CSX Corp.	244,332	7,315
	Capital One Financial Corp.	72,570	6,978
	Sherwin-Williams Co.	29,768	6,691
	AMETEK Inc.	46,011	6,687
	Northrop Grumman Corp.	13,946	6,439
	Eaton Corp. plc	32,455	5,561
	Norfolk Southern Corp.	25,310	5,366
	Quanta Services Inc.	30,093	5,015
	Cintas Corp.	10,685	4,944
*	Mettler-Toledo International Inc.	3,221	4,929
	United Rentals Inc.	12,074	4,778
	FedEx Corp.	20,696	4,729
	TransDigm Group Inc.	6,285	4,632
	Howmet Aerospace Inc.	105,166	4,456
	Vulcan Materials Co.	25,908	4,445
	Emerson Electric Co.	50,974	4,442
*	Block Inc. Class A	64,698	4,442
	Trane Technologies plc	21,310	3,921
	Martin Marietta Materials Inc.	11,027	3,915
	PACCAR Inc.	51,621	3,779
	Fortive Corp.	55,223	3,765
	Global Payments Inc.	34,918	3,675
*	Keysight Technologies Inc.	22,163	3,579
	Carrier Global Corp.	77,903	3,564
	Otis Worldwide Corp.	41,684	3,518
	Parker-Hannifin Corp.	10,202	3,429
	Rockwell Automation Inc.	11,329	3,324
	L3Harris Technologies Inc.	16,723	3,282
	Old Dominion Freight Line Inc.	9,621	3,279

		Shares	Market Value ($000)
	PPG Industries Inc.	24,020	3,209
	DuPont de Nemours Inc.	44,188	3,171
	General Dynamics Corp.	13,737	3,135
*	Teledyne Technologies Inc.	6,890	3,082
*	Middleby Corp.	20,834	3,054
	AECOM	35,745	3,014
	Verisk Analytics Inc. Class A	15,666	3,006
	Ingersoll Rand Inc.	48,482	2,821
	Eagle Materials Inc.	18,979	2,785
	Equifax Inc.	13,578	2,754
	Textron Inc.	38,158	2,695
	Xylem Inc.	25,125	2,631
*	Waters Corp.	8,304	2,571
	Berry Global Group Inc.	43,393	2,556
	IDEX Corp.	10,462	2,417
	HEICO Corp. Class A	17,003	2,311
*	Zebra Technologies Corp. Class A	6,893	2,192
	Johnson Controls International plc	35,479	2,137
	Expeditors International of Washington Inc.	18,995	2,092
	Cummins Inc.	8,721	2,083
	Ball Corp.	37,012	2,040
	Jacobs Solutions Inc.	16,864	1,982
	Crown Holdings Inc.	23,514	1,945
	3M Co.	18,285	1,922
	Nordson Corp.	8,492	1,887
*	Kirby Corp.	27,000	1,882
	Dover Corp.	12,316	1,871
	AGCO Corp.	13,710	1,854
	WW Grainger Inc.	2,682	1,847
	A O Smith Corp.	25,732	1,779
	BWX Technologies Inc.	27,902	1,759
	Valmont Industries Inc.	5,396	1,723
	Synchrony Financial	58,020	1,687
	JB Hunt Transport Services Inc.	9,583	1,681
*	Gates Industrial Corp. plc	115,169	1,600
*	Fair Isaac Corp.	2,234	1,570
	ITT Inc.	18,189	1,570
	Toro Co.	13,011	1,446
*	Trimble Inc.	27,404	1,437
*	Axon Enterprise Inc.	6,300	1,417
	TransUnion	22,383	1,391
	Fidelity National Information Services Inc.	25,230	1,371
	Huntington Ingalls Industries Inc.	6,396	1,324
	Allegion plc	12,151	1,297
*	FleetCor Technologies Inc.	6,146	1,296
	Owens Corning	13,342	1,278
	Tetra Tech Inc.	8,433	1,239
*	GXO Logistics Inc.	23,880	1,205
	Masco Corp.	23,716	1,179
	Lennox International Inc.	4,681	1,176
	Packaging Corp. of America	8,446	1,173
	Landstar System Inc.	6,235	1,118
	Fortune Brands Innovations Inc.	18,587	1,092
	Sensata Technologies Holding plc	21,568	1,079
	Paychex Inc.	9,200	1,054
	Oshkosh Corp.	12,558	1,045
	Silgan Holdings Inc.	18,967	1,018
*	WEX Inc.	5,487	1,009

		Shares	Market Value ($000)
*	Axalta Coating Systems Ltd.	32,960	998
	Jack Henry & Associates Inc.	6,379	961
	Esab Corp.	15,396	909
	RPM International Inc.	9,997	872
	Knight-Swift Transportation Holdings Inc. Class A	14,300	809
*	FTI Consulting Inc.	4,080	805
	Donaldson Co. Inc.	12,229	799
	AptarGroup Inc.	6,594	779
	Booz Allen Hamilton Holding Corp. Class A	8,401	779
	Regal Rexnord Corp.	5,498	774
	CH Robinson Worldwide Inc.	7,622	757
	Genpact Ltd.	16,305	754
	Carlisle Cos. Inc.	3,333	753
	WESCO International Inc.	4,845	749
	Sealed Air Corp.	16,138	741
	MKS Instruments Inc.	8,065	715
	Stanley Black & Decker Inc.	8,617	694
*	MasTec Inc.	7,279	687
*	Euronet Worldwide Inc.	6,010	673
	Robert Half International Inc.	8,260	665
*	Mohawk Industries Inc.	6,554	657
	Lincoln Electric Holdings Inc.	3,765	637
	Air Lease Corp. Class A	15,591	614
	Westinghouse Air Brake Technologies Corp.	6,010	607
	Littelfuse Inc.	2,168	581
	Vontier Corp.	20,663	565
	Pentair plc	10,087	557
	Graco Inc.	7,412	541
	Snap-on Inc.	2,097	518
	Armstrong World Industries Inc.	6,812	485
	Cognex Corp.	9,708	481
*	XPO Inc.	15,015	479
	nVent Electric plc	10,087	433
	Brunswick Corp.	5,158	423
	Graphic Packaging Holding Co.	15,800	403
	Woodward Inc.	3,945	384
	Curtiss-Wright Corp.	2,100	370
	Flowserve Corp.	10,413	354
	Schneider National Inc. Class B	13,062	349
	Advanced Drainage Systems Inc.	4,120	347
	ManpowerGroup Inc.	4,088	337
	ADT Inc.	46,074	333
	MDU Resources Group Inc.	9,950	303
	Westrock Co.	9,093	277
	Hubbell Inc. Class B	1,100	268
*	Paylocity Holding Corp.	1,300	258
	Acuity Brands Inc.	1,392	254
*	RXO Inc.	11,342	223
	HEICO Corp.	1,087	186
*	Affirm Holdings Inc. Class A	15,398	174
*	Masterbrand Inc.	18,587	149
*	Shift4 Payments Inc. Class A	1,786	135
	Spirit AeroSystems Holdings Inc. Class A	3,840	133
	Sonoco Products Co.	2,028	124
*	Builders FirstSource Inc.	1,401	124
*	AZEK Co. Inc. Class A	5,120	121
	Western Union Co.	10,791	120
*	Mercury Systems Inc.	2,330	119

		Shares	Market Value ($000)
*	Hayward Holdings Inc.	10,084	118
*	Trex Co. Inc.	2,409	117
	Ardagh Metal Packaging SA	27,359	112
	Louisiana-Pacific Corp.	2,046	111
			522,254
Other (0.2%)
[1]	Vanguard Tax-Exempt Bond Index ETF	330,000	16,718
Real Estate (1.4%)
	Prologis Inc.	99,320	12,392
	American Tower Corp.	41,741	8,529
	Equinix Inc.	9,921	7,153
	Crown Castle Inc.	50,175	6,715
*	CBRE Group Inc. Class A	66,496	4,842
	SBA Communications Corp. Class A	16,408	4,284
	Public Storage	12,675	3,830
	Mid-America Apartment Communities Inc.	24,294	3,669
	Iron Mountain Inc.	68,339	3,616
	Equity Residential	58,931	3,536
	Simon Property Group Inc.	29,510	3,304
	Essex Property Trust Inc.	14,451	3,022
*	CoStar Group Inc.	42,915	2,955
	Host Hotels & Resorts Inc.	175,919	2,901
	Extra Space Storage Inc.	17,740	2,890
	Camden Property Trust	27,443	2,877
	AvalonBay Communities Inc.	16,865	2,834
	VICI Properties Inc. Class A	86,309	2,815
	Rexford Industrial Realty Inc.	43,298	2,583
	American Homes 4 Rent Class A	81,183	2,553
	UDR Inc.	57,088	2,344
	Welltower Inc.	29,375	2,106
*	Jones Lang LaSalle Inc.	14,107	2,052
*	Howard Hughes Corp.	24,432	1,955
	Digital Realty Trust Inc.	17,452	1,716
	Equity LifeStyle Properties Inc.	24,524	1,646
	Life Storage Inc.	10,875	1,426
	Alexandria Real Estate Equities Inc.	9,606	1,206
	Weyerhaeuser Co.	38,662	1,165
	Americold Realty Trust Inc.	40,555	1,154
	First Industrial Realty Trust Inc.	21,230	1,129
	Realty Income Corp.	16,985	1,076
	Lamar Advertising Co. Class A	8,832	882
	Invitation Homes Inc.	27,059	845
	EastGroup Properties Inc.	4,785	791
	Apartment Income REIT Corp. Class A	21,766	779
*	Zillow Group Inc. Class A	17,624	770
	Sun Communities Inc.	5,255	740
*	Zillow Group Inc. Class C	15,191	676
	Ventas Inc.	13,580	589
	CubeSmart	12,612	583
	Federal Realty Investment Trust	4,442	439
	Rayonier Inc.	9,380	312
	Boston Properties Inc.	5,600	303
	National Storage Affiliates Trust	6,079	254
	SL Green Realty Corp.	8,589	202
	Douglas Emmett Inc.	13,834	171
	Kimco Realty Corp.	6,543	128
	Regency Centers Corp.	2,045	125

		Shares	Market Value ($000)
	Brixmor Property Group Inc.	5,563	120
	Gaming & Leisure Properties Inc.	2,297	120
	National Retail Properties Inc.	2,717	120
	EPR Properties	3,121	119
	JBG SMITH Properties	7,894	119
	Highwoods Properties Inc.	5,071	118
	WP Carey Inc.	1,526	118
	Spirit Realty Capital Inc.	2,963	118
	Omega Healthcare Investors Inc.	4,245	116
	Vornado Realty Trust	7,043	108
	Park Hotels & Resorts Inc.	50	1
	Healthcare Realty Trust Inc. Class A	28	1
*	Opendoor Technologies Inc.	54	—
*	WeWork Inc.	44	—
			116,042
Technology (13.6%)
	Apple Inc.	1,546,762	255,061
	Microsoft Corp.	767,485	221,266
	NVIDIA Corp.	252,960	70,265
*	Alphabet Inc. Class A	638,300	66,211
*	Alphabet Inc. Class C	542,546	56,425
*	Meta Platforms Inc. Class A	224,485	47,577
	Broadcom Inc.	36,673	23,527
*	Salesforce Inc.	102,429	20,463
*	Adobe Inc.	49,872	19,219
*	Advanced Micro Devices Inc.	176,679	17,316
	Texas Instruments Inc.	90,318	16,800
	Oracle Corp.	165,126	15,344
	QUALCOMM Inc.	116,453	14,857
	Intuit Inc.	31,645	14,108
	International Business Machines Corp.	90,839	11,908
	Intel Corp.	349,870	11,430
	Applied Materials Inc.	92,841	11,404
	Analog Devices Inc.	45,178	8,910
*	ServiceNow Inc.	18,434	8,567
	Micron Technology Inc.	133,854	8,077
	Lam Research Corp.	13,698	7,262
*	Cadence Design Systems Inc.	34,514	7,251
*	Synopsys Inc.	17,645	6,815
	Roper Technologies Inc.	14,933	6,581
*	Palo Alto Networks Inc.	32,648	6,521
	Amphenol Corp. Class A	67,342	5,503
*	Workday Inc. Class A	24,748	5,111
*	Autodesk Inc.	24,040	5,004
	KLA Corp.	12,383	4,943
	Marvell Technology Inc.	112,683	4,879
*	ON Semiconductor Corp.	58,609	4,825
	Microchip Technology Inc.	57,040	4,779
*	Fortinet Inc.	70,972	4,717
*	ANSYS Inc.	12,263	4,081
	HP Inc.	125,119	3,672
	Cognizant Technology Solutions Corp. Class A	59,718	3,639
*	Atlassian Corp. Class A	19,230	3,292
	CDW Corp.	16,045	3,127
*	Gartner Inc.	9,051	2,949
*	Guidewire Software Inc.	34,786	2,854
*	VeriSign Inc.	12,758	2,696
	Teradyne Inc.	24,020	2,582

		Shares	Market Value ($000)
	Corning Inc.	72,303	2,551
*	Western Digital Corp.	63,174	2,380
	Hewlett Packard Enterprise Co.	142,406	2,269
*	Arrow Electronics Inc.	17,906	2,236
	Skyworks Solutions Inc.	18,289	2,158
*	Tyler Technologies Inc.	6,076	2,155
*	Pinterest Inc. Class A	72,792	1,985
*	Qorvo Inc.	18,736	1,903
*	CACI International Inc. Class A	6,163	1,826
*	Palantir Technologies Inc. Class A	207,700	1,755
*	MongoDB Inc. Class A	7,494	1,747
*	Cloudflare Inc. Class A	27,100	1,671
*	Ceridian HCM Holding Inc.	21,573	1,580
*	GoDaddy Inc. Class A	19,843	1,542
*	PTC Inc.	11,822	1,516
*	Black Knight Inc.	25,120	1,446
*	Crowdstrike Holdings Inc. Class A	10,001	1,373
*	EPAM Systems Inc.	4,526	1,353
*	Wix.com Ltd.	13,232	1,321
*	Lattice Semiconductor Corp.	13,583	1,297
	Monolithic Power Systems Inc.	2,525	1,264
	Dell Technologies Inc. Class C	31,391	1,262
*	Wolfspeed Inc.	18,851	1,224
*	Akamai Technologies Inc.	15,501	1,214
*	Manhattan Associates Inc.	7,597	1,176
*	IAC Inc.	22,353	1,153
*	Paycom Software Inc.	3,751	1,140
*	SentinelOne Inc. Class A	68,200	1,116
*	Teradata Corp.	26,458	1,066
*	Match Group Inc.	26,773	1,028
*	F5 Inc.	6,895	1,005
*	Splunk Inc.	10,453	1,002
*	Elastic NV	17,000	984
*	Smartsheet Inc. Class A	20,560	983
*	Toast Inc. Class A	52,000	923
*	Okta Inc. Class A	10,609	915
*	Confluent Inc. Class A	37,795	910
*	NCR Corp.	37,325	880
	Amdocs Ltd.	9,105	874
	Dolby Laboratories Inc. Class A	9,957	851
*	DocuSign Inc. Class A	14,425	841
*	New Relic Inc.	11,000	828
*	HubSpot Inc.	1,916	821
	Universal Display Corp.	5,136	797
*	Zscaler Inc.	6,613	773
	Jabil Inc.	8,300	732
	NetApp Inc.	11,362	725
*	Pure Storage Inc. Class A	28,105	717
*	DXC Technology Co.	27,941	714
	Concentrix Corp.	5,664	688
	Pegasystems Inc.	13,568	658
	Leidos Holdings Inc.	6,450	594
	Vertiv Holdings Co. Class A	39,400	564
*	Nutanix Inc. Class A	21,590	561
*	Kyndryl Holdings Inc.	37,505	554
*	Informatica Inc. Class A	32,443	532
	SS&C Technologies Holdings Inc.	9,358	528
*	Definitive Healthcare Corp. Class A	46,077	476

		Shares	Market Value ($000)
*	DoorDash Inc. Class A	6,900	439
	Gen Digital Inc.	24,339	418
*	Unity Software Inc.	12,900	418
	Entegris Inc.	5,006	411
*	Twilio Inc. Class A	5,456	364
*	DoubleVerify Holdings Inc.	12,015	362
*	Dropbox Inc. Class A	15,760	341
*	Clarivate plc	35,372	332
	TD SYNNEX Corp.	3,171	307
*	GLOBALFOUNDRIES Inc.	4,186	302
	National Instruments Corp.	4,807	252
*	VMware Inc. Class A	1,759	220
*	ZoomInfo Technologies Inc. Class A	8,580	212
*	IPG Photonics Corp.	1,713	211
*	Dynatrace Inc.	4,970	210
*	AppLovin Corp. Class A	12,252	193
*	UiPath Inc. Class A	10,069	177
	Bentley Systems Inc. Class B	3,941	169
*	Five9 Inc.	2,137	154
*	Procore Technologies Inc.	2,434	152
*	Paycor HCM Inc.	5,282	140
*	nCino Inc.	5,545	137
*	Cirrus Logic Inc.	1,241	136
*	CCC Intelligent Solutions Holdings Inc.	14,588	131
	Dun & Bradstreet Holdings Inc.	10,863	128
*	Alteryx Inc. Class A	2,130	125
	KBR Inc.	2,220	122
*	Snowflake Inc. Class A	61	9
*	Aspen Technology Inc.	15	3
*	Coherent Corp.	4	—
			1,097,530
Telecommunications (1.1%)
	Cisco Systems Inc.	423,071	22,116
	Comcast Corp. Class A	429,326	16,276
*	T-Mobile US Inc.	86,599	12,543
	Verizon Communications Inc.	283,059	11,008
	AT&T Inc.	439,130	8,453
*	Arista Networks Inc.	33,504	5,624
*	Charter Communications Inc. Class A	13,609	4,867
	Motorola Solutions Inc.	15,894	4,548
*	Liberty Broadband Corp. Class C	24,122	1,971
*	Frontier Communications Parent Inc.	78,469	1,787
*	Ciena Corp.	17,415	914
	Ubiquiti Inc.	1,984	539
*	Liberty Broadband Corp. Class A	4,398	361
*	Viasat Inc.	8,397	284
*	Altice USA Inc. Class A	43,223	148
	Juniper Networks Inc.	3,869	133
	Lumen Technologies Inc.	48,615	129
*	Lumentum Holdings Inc.	2,376	128
*	DISH Network Corp. Class A	500	5
			91,834
Utilities (1.5%)
	NextEra Energy Inc.	212,417	16,373
	Southern Co.	101,392	7,055
	Duke Energy Corp.	61,934	5,975
	Consolidated Edison Inc.	59,901	5,731

				Shares	Market Value ($000)
		Waste Management Inc.		34,603	5,646
		CMS Energy Corp.		81,127	4,980
		Public Service Enterprise Group Inc.		78,693	4,914
		Exelon Corp.		110,084	4,611
*		Clean Harbors Inc.		31,700	4,519
		WEC Energy Group Inc.		46,764	4,433
*		PG&E Corp.		260,094	4,206
		Sempra Energy		27,579	4,169
		American Electric Power Co. Inc.		45,486	4,139
		Constellation Energy Corp.		40,963	3,216
		Xcel Energy Inc.		45,501	3,069
		FirstEnergy Corp.		66,335	2,657
		American Water Works Co. Inc.		18,056	2,645
		Dominion Energy Inc.		43,474	2,431
		Republic Services Inc. Class A		17,596	2,379
		Eversource Energy		27,087	2,120
		NiSource Inc.		71,646	2,003
		DTE Energy Co.		17,175	1,881
		Essential Utilities Inc.		41,466	1,810
		Atmos Energy Corp.		15,648	1,758
		Edison International		23,953	1,691
		AES Corp.		68,909	1,659
		Evergy Inc.		25,588	1,564
		National Fuel Gas Co.		26,430	1,526
		Alliant Energy Corp.		27,477	1,467
		UGI Corp.		40,829	1,419
		Vistra Corp.		57,536	1,381
		Entergy Corp.		12,109	1,305
		Ameren Corp.		13,278	1,147
		NRG Energy Inc.		32,838	1,126
		Pinnacle West Capital Corp.		12,018	952
		OGE Energy Corp.		24,276	914
		CenterPoint Energy Inc.		13,100	386
		Avangrid Inc.		6,770	270
*		Stericycle Inc.		5,823	254
		PPL Corp.		6,478	180
		Brookfield Renewable Corp. Class A		4,266	149
		IDACORP Inc.		1,228	133
		Hawaiian Electric Industries Inc.		3,277	126
					120,369
Total Common Stocks (Cost $1,704,496)					3,916,695
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (50.9%)
Alabama (1.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	501
	Alabama Federal AID Highway Finance Authority SO Revenue ETM	5.000%	9/1/25	3,525	3,739
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,279
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds Revenue	5.000%	1/1/27	5,000	5,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds Revenue	5.000%	11/1/39	2,500	2,798
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/36	3,690	3,867
	Auburn AL GO	5.000%	8/1/38	1,000	1,135
	Birmingham-Jefferson AL Civic Center Authority Special Tax Revenue	5.000%	7/1/31	1,125	1,243
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,557
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	880	875
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/28	5,490	5,806
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/28	1,000	1,055
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/29	13,590	14,314
[2]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	4.620%	10/1/27	3,750	3,618
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 6) PUT	4.000%	12/1/26	1,580	1,560
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	8,095	7,992
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	5,660	5,486
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	3,335	3,335
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	6,670	6,572
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	561
	Huntsville AL GO	5.000%	5/1/35	1,125	1,234
	Huntsville AL GO	5.000%	5/1/38	1,860	2,049
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	850
	Huntsville AL Water System Revenue	5.000%	11/1/27	1,070	1,192
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,593
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,073
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	504
[4]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	457
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,000	2,091
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	3,255	3,227
	Montgomery AL GO	4.000%	12/1/36	400	414
	Montgomery AL GO	4.000%	12/1/39	450	455
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,552
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	5.000%	12/1/30	2,000	2,166
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	2,000	2,019
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,680	6,679
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,515	1,516
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/29	1,270	1,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	805	790
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 2) PUT	4.000%	12/1/31	690	671
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/28	6,800	7,007
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/29	4,585	4,836
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	573
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,175
	University of Alabama General Revenue	3.000%	7/1/36	1,085	1,012
[4]	University of South Alabama University Facilities Revenue	5.000%	11/1/34	2,265	2,417
					123,349
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,681
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/31	1,095	1,276
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/34	1,285	1,453
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/37	3,000	3,362
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center)	5.000%	9/1/31	1,345	1,401
	Municipality of Anchorage GO	4.000%	9/1/36	785	824
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/38	1,000	971
					10,968
Arizona (1.0%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	709
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	560
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	755	903
	Arizona COP ETM	5.000%	10/1/26	2,000	2,181
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	546
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	813
[5,6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	117
[5,6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	65
[5,6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	172
[5,6]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	198
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	598
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,461
[7]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,452
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona State University Revenue	5.000%	7/1/40	1,000	1,097
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,713
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,168
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,110	2,174
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	1,000	1,076
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,035
	Coconino AZ County Pollution Control Corp. Revenue PUT	3.750%	3/31/26	100	101
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	1,976
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	108
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	1,013
[5]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	561
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	912
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	792
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/39	1,000	788
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,730	1,781
[3,5]	Mizuho Floater Residual Trust Revenue VRDO	3.820%	4/3/23	20,300	20,300
[8,9]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,500	1,872
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,401
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,045
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,052
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,594
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	2,030
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,799
[5]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/36	1,000	976
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	311
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	262
[5]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,050	990
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	1,013
	Pima County AZ Sewer System Revenue	5.000%	7/1/24	1,105	1,138
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,162
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,662
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/43	1,000	1,146
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	928
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	681
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	1,015	1,059
					78,201
Arkansas (0.2%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,176
	Arkansas Federal Highway Revenue GO	3.000%	4/1/24	5,000	5,001
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,151
	Rogers AR Arkansas Sales Tax Revenue	4.000%	11/1/32	1,090	1,132
[7]	Springdale AR Sales & Use Revenue	5.000%	4/1/37	1,000	1,017
	Springdale AR School District No. 50 GO	3.000%	6/1/32	1,000	999
	University of Arkansas Revenue	5.000%	11/1/24	850	881
	University of Arkansas Revenue	5.000%	11/1/30	775	835
	University of Arkansas Revenue	5.000%	4/1/38	1,000	1,138
					14,330
California (4.3%)
[4]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,257
[10]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	585
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	1,029
	Antelope Valley CA Community College District Election GO	0.000%	8/1/35	650	408
	Bakersfield CA Wastewater Revenue	5.000%	9/15/27	300	320
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	841
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) Prere.	5.000%	4/1/23	1,000	1,000
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,893
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	985	981
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,979
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,010	1,005
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.300%	4.270%	4/1/27	1,000	976
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.410%	4.380%	4/1/28	1,000	969
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area), SIFMA Municipal Swap Index Yield + 0.900%	4.870%	4/1/45	1,000	1,000
[10]	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	1,000	818

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	3,325	3,317
California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,170	3,167
California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	1,225	1,280
California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	7,350	7,727
California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	3,260	3,217
California Educational Facilities Authority Revenue	5.000%	6/1/43	1,995	2,386
California GO	5.000%	11/1/23	155	157
California GO	5.000%	4/1/24	2,000	2,050
California GO	5.000%	10/1/24	2,000	2,074
California GO	5.000%	12/1/24	2,000	2,082
California GO	5.000%	3/1/26	660	693
California GO	5.000%	4/1/26	2,000	2,160
California GO	5.000%	4/1/27	2,000	2,215
California GO	5.000%	4/1/27	1,000	1,108
California GO	3.500%	8/1/27	1,515	1,572
California GO	5.000%	4/1/28	5,125	5,809
California GO	5.000%	4/1/28	1,000	1,134
California GO	5.000%	4/1/29	1,000	1,159
California GO	5.000%	9/1/29	455	495
California GO	5.000%	9/1/29	1,000	1,169
California GO	5.000%	11/1/29	1,700	1,724
California GO	5.000%	11/1/29	5,000	5,863
California GO	5.000%	4/1/31	1,000	1,200
California GO	4.000%	8/1/31	1,675	1,751
California GO	5.000%	4/1/32	2,500	2,876
California GO	5.000%	9/1/32	1,000	1,009
California GO	5.000%	10/1/32	1,875	1,941
California GO	4.000%	8/1/33	1,520	1,579
California GO	5.000%	8/1/33	2,865	3,098
California GO	4.000%	9/1/33	2,000	2,079
California GO	3.000%	10/1/34	2,725	2,703
California GO	5.000%	11/1/34	1,340	1,568
California GO	5.000%	3/1/35	2,000	2,302
California GO	5.000%	4/1/35	210	236
California GO	3.000%	10/1/35	1,815	1,773
California GO	4.000%	3/1/36	2,000	2,112
California GO	5.000%	4/1/36	5,000	5,628
California GO	4.000%	10/1/36	1,155	1,222
California GO	4.000%	4/1/42	1,000	1,013
California GO	5.000%	4/1/42	500	537
California Health Facilities Financing Authority Revenue Prere.	5.000%	10/1/25	795	843
California Health Facilities Financing Authority Revenue PUT	5.000%	10/1/25	895	934
California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	6,250	7,230
California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/28	1,000	1,090
California Health Facilities Financing Authority Revenue (Cedars-Sinai Health System)	5.000%	8/15/41	1,890	2,105
California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	1,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,212
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,073
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/33	2,512	2,523
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/35	412	419
	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/35	2,555	2,534
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/35	1,456	1,386
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/36	2,842	2,606
[5]	California Housing Finance Agency Municipal Certificates Revenue PUT	4.500%	9/1/23	2,200	2,200
[9]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	564
[2]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, SIFMA Municipal Swap Index Yield + 0.350%	4.320%	8/1/24	1,000	989
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	888
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,028
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,245
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28	300	301
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,553
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/29	1,000	1,165
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,188
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/34	340	405
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,112
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,183
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,054
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,476
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	42
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	165	171
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	1,970	2,047
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	857
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	2,250	2,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	414
[4]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,088
	Chabot-Las Positas CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,008
	Chaffey CA Community College District GO	5.000%	6/1/23	850	853
[4]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	849
	Chino Valley Unified School District GO	0.000%	8/1/31	600	462
	Citrus CA Community College District GO Prere.	5.000%	2/1/24	1,000	1,020
	Contra Costa CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,008
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,012
[5]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,500	1,148
[5]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	900	678
[5]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	399
	East Bay CA Municipal Utility District Wastewater System Revenue	5.000%	6/1/34	1,375	1,451
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/42	2,875	3,081
[4]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	1,006
	East Side CA Union High School District Santa Clara County GO	2.000%	8/1/33	1,000	899
[2]	Eastern Municipal Water & Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	4.070%	7/1/24	300	299
[11]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,576
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,063
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	528
[10]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,874
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,205
	Grossmont CA Healthcare District GO	4.000%	7/15/40	2,000	2,006
[3,5]	JPMorgan Chase Putters Revenue TOB VRDO	3.660%	4/3/23	3,300	3,300
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/23	1,500	1,515
	La Quinta CA Redevelopment Agency Tax Allocation Revenue Prere.	5.000%	9/1/24	1,000	1,035
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	439
[8]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,239
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,015	1,050
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/23	2,000	2,010
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/24	1,000	1,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	1,670	1,859
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,358
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	400	482
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	2,000	2,079
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	370	388
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,092
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,571
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	5,000	5,823
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,505
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,496
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,063
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,897
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,195
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,074
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,266
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	537
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,805
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	2,635	3,034
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,005	1,154
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,880	2,140
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	2,000	2,093
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,541
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,394
	Los Angeles CA Unified School District GO	4.000%	7/1/40	455	464
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,914
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	1,800	1,856
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/39	1,000	1,149
[7]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,104
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,178
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	4.110%	5/21/24	500	498
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	4.110%	5/21/24	500	498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	4.110%	5/21/24	500	498
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,197
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	659
	Napa Valley CA Community College District GO	4.000%	8/1/32	1,090	1,132
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	513
[8]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	937
[8]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,572
[8]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	539
	Peninsula Corridor Joint Powers Board CA Measure RR Sales Tax Revenue (Green Bonds - Climate Bond Certified)	5.000%	6/1/42	1,530	1,718
	Peralta CA Community College District Election GO	5.250%	8/1/42	1,000	1,152
[4]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,370	1,489
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,310
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,280
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,110
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,855
	Riverside County CA Transportation Commission Toll Revenue	4.000%	6/1/38	320	322
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	331
[12]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,416
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	525
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	611
	San Diego CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,008
[11]	San Diego CA Community College District GO 6.230% coupon rate effective 8/1/2032	0.000%	8/1/41	8,000	4,565
	San Diego CA Public Facilities Financing Authority Revenue	5.000%	5/15/39	1,925	2,221
[4]	San Diego CA Unified School District GO	5.500%	7/1/27	520	590
	San Diego CA Unified School District GO	0.000%	7/1/28	370	321
	San Diego CA Unified School District GO	0.000%	7/1/29	240	201
	San Diego CA Unified School District GO	0.000%	7/1/30	250	202
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	287
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	72
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	90
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	61
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	52
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	51
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	200	170
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,000	1,195
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	205	236
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	4.750%	4/1/24	1,305	1,334
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/30	3,645	4,019
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,742
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,028
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,016
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,140
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,152
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/43	1,000	1,134
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	1.000%	10/1/25	4,355	4,112
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	1,862
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,051
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,624
	San Francisco CA City & County Public Utilities Commission Water Revenue Prere.	5.000%	11/1/24	1,865	1,939
	San Mateo Foster City School District GO	3.000%	8/1/40	750	662
[10]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,041
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,020
	Santa Clara CA Unified School District GO	3.000%	7/1/34	1,000	999
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	555
	Sonoma County CA Junior College District GO	5.000%	8/1/41	2,000	2,112
	Southern California Public Power Authority Revenue	5.000%	7/1/30	3,000	3,051
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,066
[7]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,028
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,115
[12]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	932
	Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	1,635	1,735
	University of California Revenue	5.000%	5/15/28	690	692
	University of California Revenue	4.000%	5/15/33	1,000	1,028
	University of California Revenue	4.000%	5/15/34	1,000	1,052
	University of California Revenue	4.000%	5/15/34	1,770	1,796
	University of California Revenue	5.000%	5/15/34	1,000	1,239
	University of California Revenue	4.000%	5/15/35	2,000	2,092
	University of California Revenue	5.000%	5/15/35	1,620	1,808
	University of California Revenue	5.000%	5/15/35	1,165	1,298
	University of California Revenue	5.000%	5/15/38	2,275	2,656
	University of California Revenue	4.000%	5/15/41	1,740	1,770
	University of California Revenue	4.000%	5/15/41	5,000	5,072
	University of California Revenue	5.000%	5/15/41	2,000	2,314
	University of California Revenue	5.000%	5/15/43	5,000	5,404
	University of California Revenue	5.000%	5/15/48	1,000	1,003
	University of California Revenue Prere.	5.000%	5/15/23	310	311
[4,9]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	856
[12]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	835
					350,562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado (0.8%)
[13]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,516
	Adams County CO COP	5.000%	12/1/31	650	687
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/43	1,000	1,122
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/43	1,500	1,724
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/43	1,000	1,005
	Colorado COP	4.000%	12/15/33	1,235	1,297
	Colorado COP	4.000%	12/15/34	1,800	1,876
	Colorado COP	6.000%	12/15/36	1,000	1,244
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	164
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	517
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,102
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,002
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	825	686
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,376
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/26	95	104
	Colorado Health Facilities Authority Revenue PUT	5.000%	11/19/26	935	997
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	2,250	2,463
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/26	800	863
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/28	1,170	1,302
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,574
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	1,765	1,734
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,244
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	845
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	404
	Denver CO City & County Airport Revenue	5.000%	11/15/40	575	650
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,783
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	400
	Denver CO City & County GO	5.000%	8/1/38	4,665	5,424
	Denver CO City & County Revenue	4.000%	8/1/38	1,500	1,546
	Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,035
	Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,143
[12]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23	1,010	998
[12]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,647
[12]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	E-470 Public Highway Authority Colorado Revenue PUT, SOFR + 0.350%	3.579%	9/1/24	210	209
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,615
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,043
	Greeley CO Water Revenue	5.000%	8/1/26	2,910	3,159
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,749
[4]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	925	880
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	1,000	1,197
	Regional Transportation District of Colorado COP	5.000%	6/1/31	535	607
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/42	1,000	1,014
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,662
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	487
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/40	2,500	2,775
	Weld County CO School District No. RE 002 GO	5.000%	12/1/36	2,325	2,604
					65,212
Connecticut (0.6%)
	Connecticut GO	5.000%	2/15/25	1,000	1,046
	Connecticut GO	5.000%	5/15/25	2,345	2,467
	Connecticut GO	5.000%	7/15/25	1,625	1,717
	Connecticut GO	5.000%	9/1/26	1,000	1,033
	Connecticut GO	5.000%	2/15/27	1,000	1,097
	Connecticut GO	5.000%	4/15/28	1,000	1,126
	Connecticut GO	5.000%	3/1/32	2,950	3,005
	Connecticut GO	3.000%	1/15/33	270	267
	Connecticut GO	4.000%	1/15/35	1,000	1,078
	Connecticut GO	4.000%	3/15/35	5,000	5,122
	Connecticut GO	3.000%	1/15/38	2,345	2,125
	Connecticut GO	4.000%	6/15/39	300	306
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,040
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	1,751
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,359
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	961
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/35	150	150
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/36	300	295
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/37	200	194
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	598
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.250%	2/9/24	1,000	974
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	950	915
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	915	881
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	480
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	2,021
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	500	572
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,120
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	5/1/37	2,410	2,491
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	11/1/38	3,120	3,200
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	2,000	2,254
	Connecticut State Health & Educational Facilities Authority Revenue PUT	2.800%	2/3/26	1,245	1,239
[5]	Harbor Point CT Infrastructure Improvement District Revenue	5.000%	4/1/30	1,500	1,522
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,061
	University of Connecticut Revenue	5.000%	2/15/27	635	662
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,114
					49,690
Delaware (0.1%)
	Delaware GO	5.000%	2/1/25	1,010	1,056
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	655
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,082
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/28	500	559
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,356
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	596
	University of Delaware Bonds Revenue	5.000%	11/1/34	440	531
	University of Delaware Bonds Revenue	5.000%	11/1/35	500	603
	University of Delaware Bonds Revenue	5.000%	11/1/37	1,700	1,881
	University of Delaware Bonds Revenue	5.000%	11/1/40	500	597
					8,916
District of Columbia (0.5%)
	District of Columbia GO	5.000%	6/1/25	1,235	1,301
	District of Columbia GO	5.000%	6/1/27	1,000	1,109
	District of Columbia GO	5.000%	6/1/29	3,780	3,888
	District of Columbia GO	5.000%	6/1/32	1,000	1,077
	District of Columbia GO	5.000%	6/1/34	1,320	1,429
	District of Columbia GO	4.000%	2/1/37	725	750
	District of Columbia GO	5.000%	1/1/39	1,000	1,174
	District of Columbia GO	4.000%	2/1/40	1,250	1,269
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,034
	District of Columbia Income Tax Revenue (Tax-Exempt)	4.000%	5/1/40	1,760	1,799
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	1,460	1,227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	961
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,392
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36	5,030	5,327
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,187
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	3.000%	10/1/27	1,000	986
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	2,730
[8]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	313
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,476
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	677
[7]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,915	1,077
[7]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,000	531
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	993
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,186
	Washington Convention & Sports Authority Revenue	4.000%	10/1/34	1,115	1,168
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/37	750	879
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/25	1,000	1,055
					39,995
Florida (2.2%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	290	262
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	555
[4]	Bay County FL School Board COP	4.000%	7/1/38	1,285	1,312
	Bay County FL School Board COP	5.500%	7/1/41	1,450	1,637
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,580
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,078
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,005
	Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,014
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,890
	Broward County FL School COP	5.000%	7/1/36	1,000	1,160
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/39	1,000	1,105
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/30	500	525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	561
[5]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	405
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	410
	Central FL Expressway Authority Revenue	4.000%	7/1/32	1,015	1,040
[4]	Central FL Expressway Authority Revenue	4.000%	7/1/35	1,000	1,057
[4]	Central FL Expressway Authority Revenue	4.000%	7/1/38	1,000	1,022
[4]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	769
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,309
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	1,022
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,180
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/34	1,325	1,416
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,584
	Florida Board of Education Public Education Capital Outlay GO Prere.	5.000%	6/1/23	625	627
	Florida Capital Improvement Revenue (Student Housing Project)	5.000%	7/1/29	1,310	1,486
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	194
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	412
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	488
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	220	219
	Florida GO	5.000%	7/1/27	1,440	1,558
	Florida GO Prere.	4.000%	6/1/23	1,455	1,458
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	761
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,758
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,927
	Florida Municipal Power Agency Revenue	5.000%	10/1/30	1,200	1,350
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	946
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	1,000	1,085
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	5,000	5,427
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/39	1,000	1,015
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/42	1,000	1,011
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	1,046
[4]	Florida State Utility Authority Revenue (North Fort Myers Utility System)	4.000%	10/1/37	1,040	1,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,023
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,429
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	194
	Hillsborough County FL Aviation Authority Tampa International Airport Revenue	4.000%	10/1/42	1,000	1,008
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	506
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	1,991
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	10/1/23	1,160	1,173
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,117
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,628
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,266
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,160
	Jacksonville FL Special Revenue	5.000%	10/1/24	1,200	1,241
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,664
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	1,856
	Jacksonville FL Special Revenue	5.000%	10/1/32	1,000	1,207
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,538
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,044
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,264
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,710
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	3,075
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,003
[3]	JEA FL Water & Sewer System Revenue VRDO	3.800%	4/3/23	600	600
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,116
	Lakeland FL Energy System Revenue	4.000%	10/1/37	1,000	1,022
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,579
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	435
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/36	1,750	1,894
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	1,763
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,026
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,062
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,579
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,099
[4,5]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,478
[4,5]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,092
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,968
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,059
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,025
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	728
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	884
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	848
	Miami-Dade County FL GO	5.000%	7/1/24	1,000	1,030
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital) Prere.	5.000%	8/1/23	1,000	1,008
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,345
[14]	Miami-Dade County FL Multi-Family Housing Revenue PUT	5.000%	9/1/25	1,500	1,555
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,220
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	395	399
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/40	1,605	1,613
	Miami-Dade County FL Seaport Revenue Prere.	5.750%	10/1/23	1,500	1,523
	Miami-Dade County FL SO Revenue	0.000%	10/1/34	1,000	659
	Miami-Dade County FL SO Revenue	5.000%	4/1/37	1,255	1,395
	Miami-Dade County FL SO Revenue	0.000%	10/1/39	3,015	1,498
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,460
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,183
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,055
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,803
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	853
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,618
	Orange County FL School Board COP	5.000%	8/1/33	6,105	6,458
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,526
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/36	750	848
[4]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,684
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,335	1,158
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	517
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,145
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	581
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	387
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,331
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,618
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,573
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	224
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	435
[4]	Pasco County FL Revenue	5.500%	9/1/41	2,500	2,823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,230
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,020
	Sarasota County FL Utility System Revenue	5.000%	10/1/40	2,500	2,721
	Sarasota County FL Utility System Revenue	5.250%	10/1/42	1,685	1,942
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,043
	South Miami FL Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,214
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	840
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,072
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program) Prere.	5.000%	9/1/23	1,000	1,010
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,029
	Tallahassee FL Health Facilities System Revenue (Memorial Healthcare Projects)	5.000%	12/1/40	1,000	1,011
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,050
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	775
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,304
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,175
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,910
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	223
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	278
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,039
	Village Community FL Development District No. 13 Florida Assessment Revenue	2.850%	5/1/36	1,000	790
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	933
	Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,054
	Volusia County FL School Board COP	5.000%	8/1/25	1,650	1,741
[7]	Wildwood FL Utility Dependent District Revenue (South Sumter Utility Project)	5.000%	10/1/34	1,410	1,648
					181,895
Georgia (1.5%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/39	1,500	1,597
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,018
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/40	1,500	1,688
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,030
	Atlanta GA Airport Revenue	4.000%	7/1/41	2,015	2,032
	Atlanta GA GO	5.000%	12/1/40	5,500	6,328
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,357
	Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	511
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,442
	Bartow County GA Development Authority Pollution Control Revenue PUT	3.950%	3/8/28	1,000	1,015
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	410	451
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation) ETM	5.000%	7/1/27	100	110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	215	218
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	401
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,140
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	875
	Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,462
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,647
[5]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,050	778
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/40	1,000	988
	Georgia GO	5.000%	7/1/24	1,500	1,545
	Georgia GO	5.000%	7/1/24	1,000	1,030
	Georgia GO	5.000%	7/1/25	1,100	1,163
	Georgia GO	5.000%	7/1/28	1,080	1,229
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,506
	Georgia Ports Authority Revenue	5.000%	7/1/38	1,250	1,454
	Georgia State Ports Authority Revenue	4.000%	7/1/37	1,100	1,147
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	623
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	372
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,666
	Gwinnett County GA School District GO	5.000%	8/1/26	2,000	2,175
	Gwinnett County GA School District GO	5.000%	2/1/28	500	524
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/36	250	261
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	3,125	3,056
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/30	9,085	9,616
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/30	1,570	1,638
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/33	500	521
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	517
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/39	350	323
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/23	6,210	6,217
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	6,245	6,256
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,225	1,232
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	3,195	3,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	3,675	3,608
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/29	2,490	2,588
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	650	650
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/41	2,665	2,285
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,522
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	1,931
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	3,000	3,257
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,816
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/40	2,500	2,177
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	701
	Monroe County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,014
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,593
[7]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,603
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	1,958
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,062
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,761
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/38	1,000	1,084
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,278
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34	1,100	1,183
[4]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/35	500	573
[4]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/39	500	549
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	625
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	869
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	848
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	546
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	196
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	642
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/39	2,000	2,090
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,264
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,111
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	894
	Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design Projects)	5.000%	4/1/30	550	621

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,153
				120,388
Guam (0.1%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	755
Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	887
Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	635
Guam Government Business Privilege Tax Revenue	4.000%	1/1/42	500	452
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,004
Guam Government Waterworks Authority Water & Waste Water System Revenue Prere.	5.250%	7/1/23	1,305	1,313
Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,275
Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,119
				8,440
Hawaii (0.3%)
Hawaii Airports System Revenue	5.000%	7/1/29	1,785	2,041
Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,160
Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,538
Hawaii GO	5.000%	10/1/25	1,575	1,673
Hawaii GO	5.000%	8/1/29	595	614
Hawaii GO	5.000%	1/1/36	4,115	4,501
Hawaii GO Prere.	5.000%	8/1/24	1,500	1,548
Hawaii GO Prere.	5.000%	8/1/24	235	242
Honolulu HI City & County GO	5.000%	7/1/24	2,000	2,060
Honolulu HI City & County GO	5.000%	11/1/27	1,000	1,118
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,061
Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,243
Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,105
Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,053
Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	980
Maui County HI GO	2.000%	3/1/41	1,000	711
				27,648
Idaho (0.0%)
Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,735
Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/31	585	696
Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/34	550	657
				3,088
Illinois (2.9%)
Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/39	1,000	1,069
Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/41	500	518
Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/43	1,000	1,075
Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,006
Chicago IL Board of Education GO	5.000%	12/1/24	700	712

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,525
	Chicago IL Board of Education GO	7.000%	12/1/26	500	540
[12]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	812
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,207
[12]	Chicago IL Board of Education GO	0.000%	12/1/29	520	404
[12]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	1,001
[4]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,347
	Chicago IL Board of Education GO	5.000%	12/1/30	500	525
[12]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,096
	Chicago IL Board of Education GO	5.000%	12/1/32	675	711
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,238
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	921
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	915
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,774
	Chicago IL Board of Education Revenue	5.000%	4/1/36	1,270	1,313
	Chicago IL GO	5.000%	1/1/24	520	525
	Chicago IL GO	5.000%	1/1/26	335	342
	Chicago IL GO	5.000%	1/1/28	1,090	1,149
	Chicago IL GO	5.000%	1/1/29	1,500	1,594
	Chicago IL GO	5.000%	1/1/31	1,500	1,592
	Chicago IL GO	5.750%	1/1/34	390	417
	Chicago IL GO	4.000%	1/1/35	500	494
	Chicago IL GO	5.250%	1/1/38	1,000	1,073
[12]	Chicago IL GO	0.000%	1/1/39	1,600	768
	Chicago IL GO	5.500%	1/1/39	1,000	1,083
	Chicago IL GO	5.500%	1/1/40	1,000	1,077
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,090
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	620	734
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	240
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	200
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,051
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,002
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,451
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,210
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,059
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,096
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	501
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,031
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,752
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,118
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,500	3,637
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	1,941
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	3,181
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,000	2,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,143
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,014
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,166
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,073
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/43	1,000	997
[7]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,108
[7]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,291
[7]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,087
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	1,500	1,517
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,054
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,597
[12]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,210	1,322
	Chicago IL Water Revenue	5.000%	11/1/39	1,000	1,013
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,025
	Chicago Park District GO	5.000%	1/1/31	460	466
	Chicago Park District GO Prere.	5.000%	1/1/24	540	548
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,003
[4]	Cook County IL GO	5.000%	11/15/26	1,545	1,670
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	1,665	1,810
[4]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	436
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/35	2,500	2,445
	Illinois Finance Authority Revenue	5.000%	10/1/35	1,060	1,108
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,595
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,623
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,000	2,057
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	474
	Illinois Finance Authority Revenue (Centegra Health System) Prere.	5.000%	9/1/24	1,300	1,343
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/26	1,580	1,690
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/31	1,000	1,062
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,092
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,065
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,060
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,088
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	949
	Illinois Finance Authority Revenue (Lake Zurick Community Unit School District No. 95 Project)	4.000%	1/15/27	1,745	1,842
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,030
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,351
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,081
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	864
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	1,014
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/41	3,370	3,511
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,004
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,086
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	1,839
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,029
	Illinois GO	5.000%	11/1/23	1,000	1,011
	Illinois GO	4.000%	3/1/24	750	756
	Illinois GO	5.500%	7/1/24	1,100	1,105
	Illinois GO	5.000%	10/1/24	1,470	1,512
	Illinois GO	5.000%	11/1/24	1,785	1,839
	Illinois GO	5.000%	10/1/27	1,640	1,780
	Illinois GO	5.000%	2/1/28	1,690	1,813
	Illinois GO	5.000%	10/1/28	2,000	2,201
	Illinois GO	5.000%	11/1/28	1,000	1,085
	Illinois GO	5.000%	11/1/29	1,000	1,082
	Illinois GO	5.250%	2/1/30	1,900	1,926
	Illinois GO	5.250%	7/1/31	1,000	1,004
	Illinois GO	5.000%	10/1/31	475	519
	Illinois GO	4.000%	11/1/34	1,250	1,273
	Illinois GO	5.000%	5/1/35	500	538
	Illinois GO	4.125%	10/1/36	500	507
	Illinois GO	4.000%	10/1/38	1,000	987
	Illinois GO	5.500%	5/1/39	500	553
	Illinois GO	4.000%	10/1/40	700	675
	Illinois GO	5.125%	10/1/43	1,000	1,085
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	4,155	4,073
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	1,975	2,045
	Illinois Housing Development Authority Revenue	5.250%	10/1/52	1,080	1,155
[4,15]	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	500	504
[7]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,056
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,029
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,026
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/29	1,075	1,113
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,002
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,817
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	501
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34	1,200	1,268
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,301
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,500	2,588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Toll Highway Authority Revenue	5.000%	1/1/38	3,715	3,806
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,365	3,659
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,095	3,397
	Illinois Toll Highway Authority Revenue	4.000%	1/1/42	2,705	2,691
[7]	Joliet IL GO	5.250%	12/15/39	1,500	1,704
[7]	Joliet IL GO	5.500%	12/15/42	1,000	1,139
[4]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	265
[4]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,384
	Lake County IL GO	4.000%	11/30/27	2,620	2,781
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	819
[4]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,038
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,662
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,724
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	2,075	1,054
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	748
[4,9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	434
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,128
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	360	259
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	855
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	1,130	763
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	6,790	4,480
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	3,500	2,135
[12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	830	433
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	1,000	500
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/38	1,000	484
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	2,500	2,304
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,161
[7]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,570	1,675
	Regional Transportation Authority Illinois Revenue	5.000%	6/1/31	1,785	1,915
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,018
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/29	1,500	1,675
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,480
[7]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	396
[7]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	471
[7]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	699
[7]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	617
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,083
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,471
[4]	Springfield IL Electric Revenue	4.000%	3/1/40	2,000	2,004
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	122
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	10
[7]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/39	3,935	3,381
[7]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	826
[7]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/31	1,305	1,486
					234,765
Indiana (0.7%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	465
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,212
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,575
	Carmel IN Local Public Improvement Bond Bank Revenue (Special Program Bonds)	4.000%	1/15/35	1,000	1,029
[14]	Crown Point IN Multi School Building Corp. Revenue	5.000%	7/15/28	490	549
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	1/15/24	495	504
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/24	850	875
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	1/15/25	485	505
[7]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,121
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	877
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,455
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	766
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	520

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	500	504
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,131
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,299
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,680
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,240
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,710
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,656
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	658
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,131
	Indiana Finance Authority Revenue (Stadium Project)	4.000%	2/1/34	1,000	1,081
[3,5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project) TOB VRDO	3.780%	4/3/23	10,080	10,080
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	846
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,501
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,097
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	4,788
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,600
	Indianapolis Local Public Improvement Bond Bank Revenue (Cityway 1 Project)	5.000%	2/1/32	1,345	1,363
	Indianapolis Local Public Improvement Bond Revenue	5.000%	6/1/31	2,500	2,907
	Indianapolis Public School GO	5.000%	1/15/27	500	544
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,443
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	956
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	965
	Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	730
	Seymour IN Elementary School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/35	750	881
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/35	1,200	1,184
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,146
					55,574
Iowa (0.2%)
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals and Clinics)	3.000%	9/1/39	2,000	1,771
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,718
	Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,437
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	4.000%	12/1/32	1,000	973
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	5.000%	12/1/42	2,500	2,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,336
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	978
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/49	3,640	3,593
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,072
					17,347
Kansas (0.3%)
[4]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/37	525	595
	Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,048
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/42	5,115	5,146
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/43	1,475	1,484
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	724
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/28	70	79
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/28	505	560
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/31	1,000	1,153
	Kansas Development Finance Authority Revenue Prere.	5.000%	4/1/23	1,325	1,325
	Kansas Development Finance Authority Revenue Prere.	5.000%	5/1/23	1,585	1,588
	Kansas Development Finance Authority Revenue Prere.	5.000%	5/1/23	1,345	1,347
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	367
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/39	1,500	1,713
	University of Kansas Hospital Authority Health Facilities Refunding & Improvement Bonds Revenue	4.000%	9/1/40	475	472
	Wyandotte County KS Unified School District No. 500 GO Prere.	4.000%	9/1/26	4,000	4,223
					21,824
Kentucky (0.6%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	910
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	232
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,224
[12]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,122
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,691
[12]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,098
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	9,231
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,655	6,651
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	895	891
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	3,095	3,081
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,895	1,890
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	1,700	1,678
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/30	5,065	4,946
[2]	Kentucky Public Energy Authority Gas Supply Revenue PUT, SOFR + 1.200%	4.429%	8/1/30	2,000	1,909
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project) Prere.	5.000%	7/1/23	1,000	1,006
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/31	250	296
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,232
[3,5]	Louisville and Jefferson County Metropolitan Sewer & Drain System Sewer Revenue TOB VRDO	3.980%	4/3/23	7,040	7,040
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	463
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	926
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,451
	Warren County KY Hospital Revenue (Bowling Green-Warren County Community Hospital Corp. Project) Prere.	5.000%	4/1/23	1,050	1,050
					52,060
Louisiana (0.4%)
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	601
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	852
	Lafayette Parish LA School Board Sale Tax Revenue	5.000%	4/1/35	500	595
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,160
	Louisiana Gasoline & Fuel Tax Revenue	3.000%	5/1/41	500	425
	Louisiana Gasoline & Fuel Tax Revenue	0.600%	5/1/43	1,000	1,000
[2]	Louisiana Gasoline & Fuel Tax Revenue PUT, SOFR + 0.500%	3.874%	5/1/26	495	486
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/32	2,315	2,492
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/34	1,885	2,007
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/36	3,930	4,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/37	3,970	4,163
[7]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,453
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,324
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/34	350	411
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,396
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/39	275	307
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	460	476
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,004
	Louisiana State University Revenue	5.000%	7/1/23	455	457
[4]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	967
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	698
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	684
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	530	530
[14]	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/33	3,170	3,640
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/36	2,000	2,009
					33,276
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	487
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	653
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	153
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/38	500	574
[4]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/42	750	837
	Maine Municipal Bond Bank Revenue	4.000%	11/1/38	800	810
	Maine Turnpike Authority Revenue	4.000%	7/1/38	1,145	1,172
	Portland ME General Airport Revenue	4.000%	1/1/39	820	809
	Portland ME General Airport Revenue	4.000%	1/1/40	1,155	1,128
					6,623
Maryland (0.9%)
	Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,190
	Anne Arundel County MD GO	5.000%	4/1/25	3,145	3,302
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,550
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,271
	Baltimore County MD GO	5.000%	3/1/33	3,035	3,480
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,157
	Harford County MD GO	5.000%	10/1/25	2,000	2,128
	Harford County MD GO	5.000%	10/1/26	1,250	1,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	925
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	965
	Maryland Community Development Administration Residential Revenue	5.000%	9/1/52	1,000	1,055
	Maryland Department of Transportation Revenue	5.000%	12/1/24	80	83
	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	64
	Maryland Department of Transportation Revenue	5.000%	12/1/26	65	71
	Maryland Department of Transportation Revenue	5.000%	12/1/27	65	73
	Maryland Department of Transportation Revenue	5.000%	12/1/28	65	74
	Maryland Department of Transportation Revenue	5.000%	12/1/29	65	76
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,378
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,634
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/38	1,250	1,330
	Maryland GO	5.000%	8/1/25	9,380	9,934
	Maryland GO	5.000%	3/15/26	1,235	1,330
	Maryland GO	4.000%	8/1/26	1,970	1,979
	Maryland GO	5.000%	3/15/28	4,280	4,716
	Maryland GO	3.250%	8/1/30	1,000	1,001
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/27	1,000	1,071
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,097
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	176
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	801
[2,5]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	4.510%	12/8/27	3,505	3,505
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,253
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	294
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	994
	Maryland State Stadium Authority Built Learn Revenue	5.000%	6/1/32	1,000	1,192
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/36	1,000	1,037
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/40	1,200	1,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland State Stadium Authority Hagerstown Multi-Use Sports & Events Facility Lease Revenue	5.000%	6/1/39	1,885	2,156
	Maryland State Stadium Authority Revenue Prere.	5.000%	5/1/26	3,390	3,660
	Maryland Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,234
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,566
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,023
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,038
	Prince Georges County MD Public Improvement Bonds GO	5.000%	7/1/23	3,375	3,395
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/33	1,000	1,052
					73,884
Massachusetts (1.1%)
	Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/27	2,635	2,857
	Massachusetts Bay Transportation Authority Revenue Prere.	5.000%	7/1/26	245	266
[12]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/25	2,530	2,701
[12]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	451
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,150
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,635
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	1,000	1,039
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,581
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	1,915	1,933
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,216
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/31	1,500	1,686
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,890
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,357
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,162
[2,5]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.) PUT, SIFMA Municipal Swap Index Yield + 0.600%	4.570%	1/29/26	1,000	987
	Massachusetts Development Finance Agency Revenue (Green Bonds)	5.000%	11/15/32	1,625	2,013
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	5,855
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	555
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/38	385	393
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	800	827
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	219
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	531
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,137
	Massachusetts GO	5.250%	8/1/23	525	530
	Massachusetts GO	5.000%	12/1/23	1,520	1,545
	Massachusetts GO	5.000%	9/1/25	3,850	4,087
	Massachusetts GO	5.000%	9/1/28	5,530	6,312
	Massachusetts GO	5.000%	10/1/30	6,000	7,122
	Massachusetts GO	5.000%	5/1/31	1,675	1,677
	Massachusetts GO	5.250%	1/1/34	2,665	3,050
	Massachusetts GO	5.000%	7/1/35	1,000	1,047
	Massachusetts GO	3.500%	5/1/37	2,000	1,994
	Massachusetts GO	5.000%	5/1/40	2,275	2,497
	Massachusetts GO	2.000%	3/1/41	1,000	704
	Massachusetts GO	5.000%	11/1/43	2,500	2,829
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	2,708
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	645
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,405
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	1,944
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	2/15/24	1,500	1,531
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,070
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	375
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	943
[12]	Massachusetts SO Dedicated Tax Revenue	5.500%	1/1/26	510	549
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,071
[12]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	890	738
	Massachusetts Water Resources Authority Revenue Prere.	4.000%	8/1/24	1,000	1,019
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,269
					87,423
Michigan (1.3%)
[16]	Battle Creek MI School District GO	5.000%	5/1/25	535	562
[16]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,048
[16]	Dearborn MI School District GO Prere.	5.000%	11/1/23	1,200	1,216
[4,16]	Detroit MI City School District GO	5.250%	5/1/28	615	699
[4]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,139
[4]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,155
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	2,029
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,357
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,345
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,755
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/41	2,400	2,680
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,111
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,605
[4]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,036
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,488
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	1,000	1,054
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/37	1,000	1,131
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,250	1,394
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	545
[16]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	463
	Ingham County MI Building Authority Revenue	3.000%	5/1/34	3,900	3,717
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,059
[16]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,465
[16]	L'Anse Creuse MI Public Schools GO (Unlimited Tax)	5.000%	5/1/27	450	495
[16]	L'Anse Creuse MI Public Schools GO (Unlimited Tax)	5.000%	5/1/28	515	578
[4,16]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,025
[16]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,747
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,048
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,324
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,043
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt Health Credit Group) Prere.	5.000%	8/1/24	1,500	1,546
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,133
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,332
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,139
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,126
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/31	1,000	1,084
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/35	2,250	2,511
[2]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.850%	4.820%	12/1/24	1,500	1,502
[2]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.900%	4.870%	12/1/25	500	498
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,180
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	1,882
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,886
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	675
[4]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	1,000	1,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	781
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,537
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,021
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,293
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	911
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,051
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,847
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,226
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,084
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	981
	Michigan State Hospital Finance Authority Revenue (Ascension Health Credit Group)	4.000%	11/15/32	1,000	1,042
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	5,120	5,093
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	980	1,034
[14]	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/53	1,105	1,206
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	4.000%	11/15/40	2,005	2,042
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,321
	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,161
	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,680
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,324
[16]	Roseville MI School District GO Prere.	5.000%	5/1/25	1,665	1,749
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital) Prere.	5.000%	3/1/24	1,450	1,482
[16]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,096
[16]	Saline MI Area Schools GO	5.000%	5/1/23	1,100	1,102
	University of Michigan Revenue	5.000%	4/1/25	35	37
	University of Michigan Revenue	5.000%	4/1/29	20	21
	University of Michigan Revenue	5.000%	4/1/29	20	22
	University of Michigan Revenue	5.000%	4/1/30	25	27
	University of Michigan Revenue	5.000%	4/1/31	30	33
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,253
[4]	University of Michigan Revenue	5.000%	11/15/32	590	680
[4]	University of Michigan Revenue	5.000%	11/15/33	200	230
	University of Michigan Revenue Prere.	5.000%	4/1/26	25	27
	University of Michigan Revenue Prere.	5.000%	4/1/26	40	43
	University of Michigan Revenue Prere.	5.000%	4/1/26	30	32
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	922
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,364
					102,654
Minnesota (0.6%)
	Duluth MN Economic Development Authority Revenue (Benedictine Health System)	4.000%	7/1/31	1,625	1,491
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	386
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	480
	Minneapolis MN GO	5.000%	12/1/33	2,000	2,330
	Minnesota GO	5.000%	8/1/24	1,615	1,668
	Minnesota GO	5.000%	8/1/25	1,500	1,589
	Minnesota GO	5.000%	8/1/25	2,170	2,299
	Minnesota GO	5.000%	8/1/27	1,005	1,064
	Minnesota GO	5.000%	9/1/30	5,000	5,948
	Minnesota GO	5.000%	8/1/36	1,365	1,624
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	612
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/40	1,000	994
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	671	640
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/50	500	497
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/36	1,500	1,559
[3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	2,255	2,283
[2,3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	4.229%	12/1/27	1,000	979
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/25	2,480	2,597
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/31	8,000	8,562
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,098
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,194
	University of Minnesota Revenue	5.000%	4/1/23	1,115	1,115
	University of Minnesota Revenue	5.000%	4/1/38	2,000	2,210
	West St. Paul MN Independent School District No. 197 GO (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,063
	White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,158
					45,835
Mississippi (0.2%)
	Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/27	1,000	926
	Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,413
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/27	500	542
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,915
	Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,101
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,607
	Mississippi GO Prere.	5.000%	11/1/25	1,000	1,064
	Mississippi GO Prere.	5.000%	11/1/26	115	126
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	909
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	287
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,085
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,029
	Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,000	2,190
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	629
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	563
	Mississippi State University Educational Building Corp. Revenue Prere.	5.000%	8/1/23	1,000	1,008
					17,083
Missouri (0.6%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,845
	Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,700
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,191
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,255
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,548
[14]	Kansas City MO GO	4.000%	2/1/26	615	642
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,136
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	4/1/34	1,000	1,152
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/35	3,215	3,664
	Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,485
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	576
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,278
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,013
	Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	891
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) Prere.	5.000%	6/1/24	1,480	1,515
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,151
	Missouri Health & Educational Facilities Authority Revenue	4.000%	7/1/37	1,000	1,009
	Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	1,500	1,552
	Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	1,425	1,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.500%	1/1/39	2,865	2,877
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,142
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,542
	Missouri Housing Development Commission Revenue	3.500%	11/1/50	500	497
	Missouri Housing Development Commission Revenue	5.000%	5/1/53	1,000	1,059
	Missouri Housing Development Commission Revenue	5.750%	5/1/53	205	223
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,474
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,060
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,717
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,225	1,151
[5,10]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,129
[5,10]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,304
[4]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	726
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,043
					46,121
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	871
Multiple States (0.1%)
[17]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,510	1,332
[5,17]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,920	1,651
[5,17]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,885	1,598
[5,17]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,355	1,154
[17]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	469	441
[5,17]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,260	1,052
					7,228
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	282
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,048
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,315	1,377
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/29	1,235	1,278
[3]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	8,015	8,038
	Nebraska Public Power District Revenue	5.000%	1/1/38	2,595	2,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,523
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,590
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,062
	Sarpy County NE Schools District GO	5.000%	12/15/27	1,000	1,063
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,785	1,804
	University of Nebraska Facilities Corp. Revenue	5.000%	7/15/27	1,100	1,221
					24,184
Nevada (0.6%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	592
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,305
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	2,095	2,379
	Clark County NV Airport System Revenue	5.000%	7/1/42	1,000	1,073
	Clark County NV GO	4.000%	6/1/32	1,505	1,581
	Clark County NV GO	4.000%	7/1/32	2,190	2,294
	Clark County NV GO	4.000%	6/1/33	1,000	1,067
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,621
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,164
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/32	1,000	1,132
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,500	1,266
[4]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,307
[4]	Clark County NV School District GO	4.000%	6/15/33	1,820	1,888
[7]	Clark County NV School District GO	3.000%	6/15/34	1,000	984
[7]	Clark County NV School District GO	3.000%	6/15/37	1,000	884
	Clark County NV School District GO	3.000%	6/15/38	1,000	857
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,320
[4]	Clark County NV School District GO	4.000%	6/15/40	850	852
	Las Vegas Valley NV Water District GO	5.000%	6/1/26	1,000	1,081
	Las Vegas Valley NV Water District GO	4.000%	6/1/41	1,685	1,714
	Las Vegas Valley NV Water District GO	4.000%	6/1/42	1,815	1,837
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,223
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,094
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	1,995
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,105
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,206
	Nevada GO	5.000%	11/1/23	1,465	1,486
	Nevada GO	5.000%	11/1/25	1,015	1,066
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,737
[5]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/37	750	751
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	268
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	272
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	273
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,617
					47,563
New Hampshire (0.2%)
	National Finance Authority NH Revenue	5.000%	8/15/30	1,500	1,720
	National Finance Authority NH Revenue	4.125%	1/20/34	4,866	4,851
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,605
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/36	991	981
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,855	2,754
[3]	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) VRDO	3.640%	4/3/23	1,100	1,100
					13,011
New Jersey (1.8%)
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,416
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,372
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/32	3,000	3,020
[4]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/34	1,500	1,294
	Hudson County NJ General Improvement Bonds GO	3.000%	11/15/31	2,615	2,637
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/36	1,000	807
	Hudson County NJ Improvement Authority Lease Revenue (Courthouse Projects)	4.000%	10/1/40	2,010	2,020
[7]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/36	1,390	1,313
[7]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/35	965	940
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,052
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	4,115	4,544
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/31	3,500	3,896
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	3,000	2,960
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	1,000	1,004
[5]	New Jersey Economic Development Authority Revenue	5.250%	9/1/23	2,000	2,018
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	260	272
	New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,100	1,240
	New Jersey Economic Development Authority Revenue	4.000%	7/1/34	1,105	1,112
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	513
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35	2,000	2,136
	New Jersey Economic Development Authority Revenue Prere.	5.250%	6/15/25	300	318
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,224
[12]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	434
[12]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/40	4,000	4,419
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/41	5,000	5,496
[12]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,112
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	766
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	3/1/25	5,000	5,239
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	777
[4]	New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/35	400	464
	New Jersey GO	2.000%	6/1/31	1,295	1,165
	New Jersey GO	2.000%	6/1/32	1,230	1,089
	New Jersey GO	2.000%	6/1/35	1,000	822
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	504
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	121
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/38	1,000	1,013
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,043
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,567
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,358
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,530
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	659
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,486
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/31	1,000	1,143
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/33	1,000	1,149
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/34	600	683
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/35	1,000	1,130
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/37	1,000	1,009
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/37	1,000	1,010
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	1,000	1,086
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/42	1,750	1,718
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,088
[4]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/29	1,700	1,378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,417
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,103
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,221
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,212
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,094
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/30	2,000	2,255
[12]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/30	1,420	1,098
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/31	1,000	1,143
[12,18]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/31	265	202
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/32	1,000	1,142
[4]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/32	1,000	720
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/32	1,000	1,101
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,000	653
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,310	855
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/35	500	515
[10]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/35	1,490	917
[10]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	500	285
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,568
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	2,125	2,130
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	615
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,034
[10]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,788
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,723
[12]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,493
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	719
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	2,175	1,030
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	537
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,115
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,120
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,601
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,076
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,083
	New Jersey Turnpike Authority Revenue	4.000%	1/1/42	2,000	2,004
[7]	Newark NJ Board of Education School Energy Savings Obligation Refunding Bonds GO	5.000%	7/15/29	375	422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	North Hudson Sewerage Authority Revenue ETM	5.000%	6/1/36	1,320	1,625
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	1,025	1,028
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,920
	Tobacco Settlement Financing Corp. New Jersey Revenue	3.200%	6/1/27	5	5
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,418
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	1,555	1,684
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,081
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,080
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	1,570	1,674
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,589
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,054
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	3,013
	Toms River NJ General Improvement Bonds GO	4.000%	6/1/39	1,760	1,791
					146,622
New Mexico (0.2%)
	Albuquerque NM GO	5.000%	7/1/26	4,035	4,366
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	267
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	869
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,346
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,221
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/29	1,000	868
	New Mexico Finance Authority Revenue	5.000%	6/1/23	1,210	1,215
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,074
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,598
	New Mexico Mortgage Finance Authority Revenue	3.000%	1/1/52	1,000	977
[3]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	827
	New Mexico State Severance Tax Bonds Revenue	5.000%	7/1/24	1,000	1,030
	New Mexico State Severance Tax Bonds Revenue	5.000%	7/1/25	1,000	1,054
					17,712
New York (6.8%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	836
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/30	700	716
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/32	1,430	946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/33	1,500	945
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/35	470	265
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/42	690	679
[4]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,323
	Build NY Resource Corp. Revenue	5.000%	7/1/32	325	350
	Build NY Resource Corp. Revenue	5.000%	7/1/34	415	451
	Build NY Resource Corp. Revenue	5.000%	7/1/35	550	593
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,178
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	464
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	207
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	248
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	527
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	590
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	554
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	741
[4]	Hempstead NY GO	4.000%	4/1/29	1,420	1,470
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,678
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,605
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	556
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/42	1,000	995
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/35	1,095	1,207
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38	1,465	1,658
	Long Island NY Power Authority Electric System Revenue PUT	1.500%	9/1/26	1,360	1,283
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,058
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,153
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,175
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	3,745
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,652
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,746
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,059
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	2,170	2,065
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	1,500	1,414
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	521
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	1,475	1,478
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,124
[2,4]	Metropolitan Transportation Authority NY Revenue PUT, SOFR + 0.550%	3.779%	4/1/24	500	498
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,169
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	1,962
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,540	1,659
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	598
	Nassau County NY GO	5.000%	4/1/23	1,000	1,000
	New York City NY GO	5.000%	8/1/23	400	401
	New York City NY GO	5.000%	8/1/24	1,000	1,032
	New York City NY GO	5.000%	8/1/25	1,245	1,320
	New York City NY GO	5.000%	8/1/25	1,310	1,389
	New York City NY GO	5.000%	8/1/25	1,000	1,060
	New York City NY GO	5.000%	6/1/26	2,450	2,575
	New York City NY GO	5.000%	8/1/26	1,000	1,001
	New York City NY GO	5.000%	8/1/26	80	80
	New York City NY GO	5.000%	8/1/28	5,000	5,686
	New York City NY GO	5.000%	8/1/30	1,000	1,007
	New York City NY GO	5.000%	8/1/32	1,000	1,215
	New York City NY GO	5.000%	12/1/32	1,755	1,917
	New York City NY GO	5.000%	12/1/32	1,000	1,130
	New York City NY GO	5.000%	12/1/33	1,775	1,937
	New York City NY GO	5.000%	10/1/34	1,940	2,208
	New York City NY GO	4.000%	8/1/35	1,000	1,057
	New York City NY GO	5.000%	12/1/35	1,120	1,210
	New York City NY GO	4.000%	8/1/36	1,000	1,044
	New York City NY GO	5.000%	10/1/36	3,875	4,192
	New York City NY GO	4.000%	8/1/37	2,000	2,038
	New York City NY GO	4.000%	10/1/37	6,640	6,767
[14]	New York City NY GO	5.000%	4/1/39	1,000	1,142
	New York City NY GO	5.000%	9/1/39	5,000	5,676
	New York City NY GO	3.000%	3/1/41	1,210	1,018
[14]	New York City NY GO	5.000%	4/1/41	3,000	3,370
	New York City NY GO	5.250%	5/1/41	1,250	1,421
	New York City NY GO	4.000%	8/1/42	2,500	2,482
	New York City NY GO	5.250%	10/1/42	1,000	1,134
[14]	New York City NY GO	5.250%	4/1/43	1,000	1,135
[3]	New York City NY GO VRDO	3.800%	4/3/23	1,100	1,100
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	1,915	1,845
[19]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Housing Development Corp. Multi-Family Housing Revenue Prere.	5.250%	7/3/23	1,000	1,006
[19]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	376
[19]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	2,000	1,862
[19]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	800	741
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	996
[19]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	1,004
[19]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	1,005
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	1,000	855
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	1,250	1,316
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,753
[4]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,842
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	4,861
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,111
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,107
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,444
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,088
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,152
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,750
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue Prere.	5.000%	6/15/25	1,350	1,426
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.800%	4/3/23	4,400	4,400
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,823
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,108
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,113
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,809
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/35	1,525	1,712
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,781
	New York City NY Transitional Finance Authority Building AID Revenue ETM	5.000%	7/15/24	3,430	3,538
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,407

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	850	851
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,445	2,615
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,409
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,591
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,487
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,838
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,657
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,151
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,657
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,648
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,842
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/35	1,000	1,201
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,700
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,268
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,035
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,808
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,173
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,270
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,000	3,057
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,375
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	1,600	1,831
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/30	2,000	2,373
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,226
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	1,200	1,396
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	128
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/36	1,000	1,049
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,547
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/36	2,800	2,933
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	257
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	5,060
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	1,120	1,144
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,522
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,154
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	2,017
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/39	1,330	1,452
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	612
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,277
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	3,500	3,757
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/40	1,540	1,655
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,723
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	839
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/41	8,000	9,150
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	565
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	2,000	2,237
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/43	1,000	993
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,657
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	6,254
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,810
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,458
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,462
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/33	1,000	1,055
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	399
[7]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	2,000	1,610
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	4.000%	2/15/43	1,000	986
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,243
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,900	1,635
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,230
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,266
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	777
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	3,050	2,343
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	336
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	1,815	1,662
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	760	874
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,242
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,187
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	1,768
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,467
	New York Metropolitan Transportation Authority Revenue Prere.	5.000%	5/15/23	570	571
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,727
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	706
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,608
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,250
[4]	New York Power Authority Green Transmission Revenue	4.000%	11/15/41	3,540	3,558
[10]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	516
[10]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	561
[7]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,184
	New York State Dormitory Authority Revenue	5.000%	7/1/32	2,000	2,204
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	991
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	847
	New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,244
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,040
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,036
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	1,933
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	563
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,040	2,135
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,138
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	5,751
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,046
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,455	2,568
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,070

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	1,962
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,043
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	8,000	8,469
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,029
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,431
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,208
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	3,000	3,234
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	3,000	3,066
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	2,270	2,326
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	2,970
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	1,000	1,012
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	3,500	3,548
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,011
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,147
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,586
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	2,235	2,251
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,548
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,250	1,252
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	1,002
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	2,000	1,978
New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	2/15/25	1,500	1,570
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	9/15/25	1,700	1,766
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	11
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/29	195	223
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	205	238
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	225	266
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	235	276
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/33	255	298
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,230	1,304
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,938
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,498
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,145
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,644
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,350
	New York State Dormitory Authority Sales Tax Revenue ETM	5.000%	3/15/25	1,295	1,358
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	996
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	1,000	1,005
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,642
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,550	1,228
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	697
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,510	1,463
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	900	872
[19]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,500	1,495
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	5,700	5,220
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	2,505	2,295
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	2,095	2,069
	New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	997
	New York State Thruway Authority General Revenue	4.000%	1/1/42	2,000	1,983
	New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	991
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,188
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,170
	New York State Thruway Authority Revenue	5.000%	3/15/40	1,325	1,498
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,357
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,810	2,949
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,003
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,496
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,152
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,486

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/34	5,000	5,331
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,155
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,146
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/39	5,000	5,034
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,594
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/41	1,000	1,000
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,480
New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	20	21
New York State Urban Development Corp. Revenue (Personal Income Tax) Prere.	5.000%	3/15/24	1,930	1,974
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/39	3,000	3,029
New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,559
New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,358
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	224
New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,400	1,338
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/33	350	380
Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	1,859
Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	2,047
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,351
Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,566
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,403
Suffolk County NY Refunding Bonds GO	5.000%	6/15/29	745	856
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,964
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	1,760	1,833
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	423
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	427
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	262
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/27	5,000	5,525
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/27	1,000	1,115
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/29	2,000	2,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/30	2,000	2,353
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	3.000%	5/15/32	490	500
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/32	1,000	1,210
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/36	1,000	584
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/40	1,000	1,124
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/26	1,000	967
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/28	1,500	1,419
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	1,000	1,166
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	818
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,119
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,074
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,081
[2]	Triborough Bridge & Tunnel Authority New York Revenue PUT, SOFR + 0.380%	3.616%	2/1/24	150	149
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,835	2,093
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,416
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	957
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31	1,000	1,016
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	1,945	2,065
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	2,450	2,594
	Utility Debt Securitization Authority New York Revenue	5.000%	12/15/38	5,000	5,860
[5]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	3.200%	7/1/28	250	233
[5]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/36	700	602
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,107
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,471
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,565
[4]	Yonkers NY GO	5.000%	3/15/31	500	592
[7]	Yonkers NY GO	5.000%	11/15/38	500	559
					547,361
North Carolina (0.4%)
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/34	1,000	1,259
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	5.000%	1/15/34	1,500	1,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	1,625	1,551
	Durham County NC GO	4.000%	6/1/25	2,460	2,540
	Mecklenburg County NC GO	5.000%	3/1/26	1,085	1,168
	Mecklenburg County NC Public Improvement GO	5.000%	12/1/26	1,775	1,946
	North Carolina GAN Revenue	5.000%	3/1/25	1,055	1,104
	North Carolina GAN Revenue	5.000%	3/1/27	1,015	1,060
	North Carolina Housing Finance Agency Homeownership Revenue	3.000%	7/1/51	2,490	2,439
	North Carolina Limited Obligation Revenue	3.000%	5/1/33	1,000	993
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	682
	North Carolina State Limited Obligation Revenue	5.000%	5/1/25	3,590	3,773
[4]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	32
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	1,964
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	413
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,496
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,022
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	328
[14]	Wake County NC GO	5.000%	5/1/29	1,250	1,447
	Wake County NC GO	4.000%	5/1/30	2,000	2,002
	Western California University General Revenue	3.000%	4/1/36	1,480	1,386
	Winston-Salem State University NC General Revenue	5.000%	4/1/29	440	490
	Winston-Salem State University NC General Revenue	4.000%	4/1/33	530	547
					31,228
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,262
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	477
[4]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	840
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/53	1,000	1,090
					3,669
Ohio (1.2%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,184
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,440
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,217
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,160
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,045	1,047
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,091
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	429
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	285
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/34	1,150	1,243
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	1,000	968
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/32	2,015	2,145
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	720
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	374
	Cleveland OH Municipal School District GO Prere.	5.000%	6/1/23	1,000	1,004
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	330
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	372
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,079
[4]	Columbus OH City School District GO	0.000%	12/1/29	1,000	823
	Columbus OH GO	4.000%	8/15/26	1,730	1,790
	Columbus OH GO	5.000%	4/1/30	4,500	5,291
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	995
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/36	1,100	1,129
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,159
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	518
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,049
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	615
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,735
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	698
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,240
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	940
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	666
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,055
[3]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	400	408
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	939
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	855
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	957
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	927
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,454
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Royalton OH City School District GO	5.000%	12/1/26	300	316
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,472
	Northeast Ohio Regional Sewer District Wastewater Revenue Prere.	5.000%	5/15/23	1,000	1,003
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	504
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	736
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,774
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,206
	Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	393
	Ohio GO	5.000%	5/1/23	1,870	1,873
	Ohio GO	5.000%	8/1/24	500	516
	Ohio GO	5.000%	11/1/24	1,675	1,739
	Ohio GO	5.000%	2/1/27	1,000	1,071
	Ohio GO	5.000%	5/1/33	1,010	1,133
	Ohio GO	5.000%	3/1/35	1,000	1,086
	Ohio GO	5.000%	5/1/35	770	917
	Ohio GO	5.000%	3/15/36	1,005	1,022
	Ohio GO	5.000%	5/1/36	600	704
	Ohio GO	5.000%	5/1/37	600	698
	Ohio GO	5.000%	3/1/38	2,000	2,149
	Ohio Higher Education GO	5.000%	5/1/30	5,015	5,264
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,616
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,099
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,478
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,474
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	994
	Ohio State Common Schools GO	5.000%	6/15/23	500	502
	Ohio State Higher Educational Facility Commission Revenue	5.000%	1/15/33	1,260	1,282
[3]	Ohio State Higher Educational Facility Commission Revenue VRDO	3.800%	4/3/23	1,900	1,900
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	113
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	541
	Ohio Turnpike Commission Revenue	5.000%	2/15/43	2,500	2,664
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,450
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/39	1,390	1,603
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25	5,050	5,324
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	2,029
					101,019
Oklahoma (0.3%)
	Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,195
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,270

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,177
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	1,007
Oklahoma City OK GO	5.000%	3/1/24	525	526
Oklahoma City OK GO	4.000%	3/1/28	5,605	6,038
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,486
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33	1,000	972
Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	475
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,126
Tulsa County OK Independent School District No. 4 Bixby GO	4.000%	7/1/23	2,000	2,006
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,600
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	280
				20,158
Oregon (0.5%)
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,252
Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	578
Deschutes County OR Public Library District GO	4.000%	6/1/23	575	576
Hospital Facilities Authority of Multnomah County Oregon Revenue	4.000%	12/1/36	1,000	832
Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,069
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	1,380	1,412
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/40	1,050	1,172
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	5,125	5,601
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,049
Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	480
Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	480
Oregon GO	5.000%	5/1/23	500	501
Oregon GO	4.000%	6/1/23	790	792
Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	975	991
Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/39	5,625	6,431
Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,726
Port of Portland OR International Airport Passenger Facility Charge Revenue	5.000%	7/1/31	500	587
Portland OR Tax GO (Portland Building Project)	5.000%	6/15/40	1,880	2,045
Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,371
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	547
Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	495
Tri-County Metropolitan Transportation District of Oregon Revenue	4.000%	9/1/40	2,895	2,918

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,846
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/38	1,580	1,663
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,406
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,343
					40,163
Pennsylvania (3.0%)
[3,5]	Abington Pennsylvania School District GO TOB VRDO	3.760%	4/3/23	9,540	9,540
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,073
[2]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) PUT, SOFR + 0.290%	3.664%	8/1/27	500	486
[3]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) VRDO	3.600%	4/3/23	2,100	2,100
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	570
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,087
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,084
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,082
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	494
[2]	Allegheny County PA Hospital Development Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.670%	5/15/27	3,630	3,540
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,088
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh)	5.000%	10/15/29	1,470	1,663
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	476
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	255
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	300	320
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,347
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	537
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	450	485
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,093
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/42	2,000	1,999
[7]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,066
[7]	Armstrong PA School District GO	5.000%	3/15/27	995	1,091
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,166
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.586%	11/1/25	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.586%	11/1/25	100	98
[2]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.586%	11/1/25	100	98
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,826
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	789
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,450	1,667
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	3,023
[7]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	287
[7]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	336
[7]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	366
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	532
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	5,000	5,978
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	2,500	2,957
[5]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	820
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	246
[10]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	1,260	1,434
[2]	Delaware Valley PA Regional Finance Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	4.370%	3/1/26	1,000	985
[2]	Delaware Valley PA Regional Finance Authority Revenue PUT, SOFR + 0.490%	3.719%	3/1/27	1,000	967
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project) Prere.	5.000%	7/1/24	1,000	1,027
[7,10]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	78
[7,10]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,088
[7]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	888
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,085
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,000	982
	Geisinger Authority PA Health System Revenue (Geisinger Health System) PUT	5.000%	2/15/27	1,000	1,061
[4]	Hempfield PA Area School District (Westmoreland Country) GO	5.000%	3/15/36	1,610	1,856
[4]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,513
[3]	Lancaster County PA Hospital Authority Revenue (Masonic Homes) VRDO	3.750%	4/3/23	2,800	2,800
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,064
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	845	893
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	3,073
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	197
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,299
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,687
[4]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,060
	Manheim Township PA School District GO	4.000%	5/1/35	550	575
	Manheim Township PA School District GO Prere.	5.000%	8/1/25	830	875
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,232
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	1,962
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,666
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	712
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/25	1,000	1,040
[14]	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/28	2,685	2,724
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,061
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,334
	Pennsylvania COP	5.000%	7/1/26	500	540
	Pennsylvania COP	5.000%	7/1/27	500	552
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,143
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,653
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	856
[2]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.670%	5/15/27	1,000	968
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	889
	Pennsylvania GO	5.000%	8/15/23	2,265	2,284
	Pennsylvania GO	5.000%	1/1/24	1,500	1,527
	Pennsylvania GO	5.000%	8/15/24	500	517
	Pennsylvania GO	5.000%	1/1/26	3,295	3,521
	Pennsylvania GO	5.000%	9/15/26	1,500	1,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania GO	5.000%	5/15/27	3,000	3,313
	Pennsylvania GO	4.000%	1/1/29	3,000	3,167
[4]	Pennsylvania GO	4.000%	8/15/30	1,000	1,034
	Pennsylvania GO	5.000%	3/15/32	8,000	8,354
	Pennsylvania GO	5.000%	10/15/32	1,000	1,012
[4]	Pennsylvania GO	4.000%	3/1/33	1,110	1,179
[4]	Pennsylvania GO	4.000%	3/1/34	1,670	1,765
	Pennsylvania GO	4.000%	3/1/36	1,000	1,034
	Pennsylvania GO	3.000%	5/15/36	1,000	913
	Pennsylvania GO	4.000%	3/1/37	1,000	1,027
[7]	Pennsylvania GO	4.000%	3/1/37	1,000	1,031
	Pennsylvania GO	2.000%	5/15/38	1,390	1,038
	Pennsylvania GO	2.000%	5/15/39	1,000	720
	Pennsylvania GO	2.000%	5/15/40	1,540	1,054
	Pennsylvania GO	2.000%	5/15/41	1,430	956
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38	650	656
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	2,210
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,113
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,185	1,216
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/53	1,000	1,090
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,099
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,067
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	679
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.000%	12/1/41	1,000	1,009
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,027
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,800
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,081
[4]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,768
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	811
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,406
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,750
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,167
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,627
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,405
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,379
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,760	2,084
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,172
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,573
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	1,710
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,060	1,205
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,081
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/39	1,250	1,280
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,671
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,060	1,172
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,697
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/35	2,000	2,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	705	670
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,021
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,037
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,044
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,051
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,709
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,075
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,388
	Philadelphia PA GO	4.000%	5/1/39	3,000	3,029
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/24	1,000	1,016
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,030
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,681
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	1,037
[4]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/37	1,000	1,094
	Philadelphia PA School District GO	5.000%	9/1/31	940	984
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,028
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,129
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/38	1,500	1,690
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/42	3,000	3,186
[4]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/30	1,000	1,144
[4]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,136
	Pittsburgh PA School District GO	4.000%	9/1/35	1,670	1,733
[4]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,136
[2,4]	Pittsburgh PA Water & Sewer Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	4.620%	12/1/23	350	350
[4]	Reading PA School District GO	5.000%	3/1/25	955	995
[4]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,217
[4]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,934
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	865
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	834
	School District of Philadelphia GO	5.000%	9/1/30	1,000	1,142
	School District of Philadelphia GO	5.000%	9/1/30	1,465	1,673
	Seneca Valley PA School District GO	3.000%	4/1/34	2,125	2,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,216
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,115
[3]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) VRDO	3.800%	4/3/23	2,200	2,200
[3]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) VRDO	3.880%	4/3/23	800	800
[7]	State Public School Building Authority PA College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,119
[7]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,572
[4]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,772
[4]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	1,105	1,178
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	779
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,260
					240,938
Puerto Rico (0.6%)
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/30	1,315	1,326
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	750	747
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	250	249
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/35	500	494
	Puerto Rico Commonwealth Highway & Transportation Restructured Toll Revenue	0.000%	7/1/32	492	307
	Puerto Rico GO	5.250%	7/1/23	269	269
	Puerto Rico GO	0.000%	7/1/24	747	703
	Puerto Rico GO	5.375%	7/1/25	5,336	5,419
	Puerto Rico GO	5.625%	7/1/27	6,151	6,355
	Puerto Rico GO	5.625%	7/1/29	6,713	7,008
	Puerto Rico GO	5.750%	7/1/31	4,539	4,813
	Puerto Rico GO	0.000%	7/1/33	2,668	1,511
	Puerto Rico GO	4.000%	7/1/33	1,942	1,746
	Puerto Rico GO	4.000%	7/1/35	1,135	989
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,087
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	240
[4,8]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,107
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	95	90
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,763	1,448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,338	1,741
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	145	97
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,222	9,302
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,786	1,625
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,464
					50,137
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	2,037
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	532
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/29	200	226
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	528
	Rhode Island Health & Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,250
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/49	885	885
					5,458
South Carolina (0.7%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	280
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	599
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	471
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	959
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	846
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,667
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	255
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,046
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,051
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,576
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,057
	Orangeburg County School District Revenue	5.000%	6/1/41	1,810	1,878
[3]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	1,898
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	833
[12]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,563
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,681
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	2,000	2,071
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina GO	5.000%	4/1/27	1,160	1,283
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) Prere.	5.250%	8/1/23	1,000	1,008
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,583
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/35	1,000	1,139
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/37	1,000	1,112
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,178
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,345
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	410	465
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,023
	South Carolina Public Service Authority Revenue	4.000%	12/1/34	1,000	1,017
	South Carolina Public Service Authority Revenue	5.250%	12/1/34	1,500	1,734
	South Carolina Public Service Authority Revenue	4.000%	12/1/35	1,500	1,511
	South Carolina Public Service Authority Revenue	5.000%	12/1/35	805	885
	South Carolina Public Service Authority Revenue	4.000%	12/1/36	1,500	1,495
	South Carolina Public Service Authority Revenue	5.000%	12/1/36	815	884
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	1,000	990
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,495
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,129
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	987
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,220	1,204
	South Carolina Public Service Authority Revenue	4.000%	12/1/39	1,000	978
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	1,000	957
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	6,465	6,185
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,453
[4]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	568
	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/35	1,160	1,292
[7]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,060
					59,182
South Dakota (0.2%)
	Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue Prere.	5.000%	6/1/23	2,000	2,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,357
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,131
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,143
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/51	1,000	980
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/52	1,500	1,464
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/54	190	209
					12,291
Tennessee (1.4%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,055
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	3,197
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,063
[3]	Clarksville TN Public Building Authority Revenue VRDO	3.720%	4/3/23	3,765	3,765
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,711
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/35	1,000	1,072
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,796
	Jackson TN Hospital Project Revenue Prere.	5.000%	10/1/28	190	215
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,048
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	974
	Memphis TN GO	4.000%	6/1/31	1,000	1,037
	Memphis TN GO	4.000%	5/1/35	5,685	5,913
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	565
	Memphis-Shelby County TN Industrial Development Board Revenue	5.000%	11/1/27	1,000	1,085
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/36	1,525	1,621
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	209
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	314
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	1,430	1,558
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/40	860	961
[11]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	3.800%	4/3/23	28,870	28,870
	Sumner County TN Public Improvement Refunding Bonds GO	5.000%	6/1/23	7,245	7,272
[3]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,340	5,431
	Tennergy Corp. TN Gas Revenue PUT	4.000%	9/1/28	7,040	6,934
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/30	3,135	3,328
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/31	5,565	5,806
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,930	1,940
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	924
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,072
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,206
	Tennessee Energy Acquisition Corp. Gas Revenue	4.000%	5/1/48	4,040	4,044
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	520	519
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/28	2,865	2,949
	Tennessee GO	4.000%	8/1/28	4,850	5,025
	Tennessee GO Prere.	5.000%	8/1/25	1,000	1,058
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	1,010	1,013
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	11
	Williamson County TN GO Prere.	4.000%	5/1/23	1,320	1,321
					110,151
Texas (5.7%)
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/28	1,000	1,121
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,350
[20]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,109
[20]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	628
[20]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,139
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	459
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	340
[7]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,276
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,529
[20]	Aubrey TX Independent School District GO	5.000%	2/15/38	2,375	2,727
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,219
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,352
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,054
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,296
	Austin TX Independent School District GO	5.000%	8/1/28	1,000	1,132
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/36	1,000	1,178
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/38	1,675	1,937
[20]	Belton TX Independent School District GO	5.000%	2/15/35	1,000	1,159
	Bexar County TX GO	4.000%	6/15/36	3,070	3,161
	Bexar County TX GO Prere.	5.000%	6/15/23	3,230	3,245
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,177
	Brownsville TX Utility System Revenue Prere.	4.000%	9/1/23	1,000	1,005
[20]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/39	1,000	870
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,031
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	94
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	250	256
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	880	803
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,168
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,230	1,394
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,992
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,125
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	388
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	912
[20]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	992
[20]	Clear Creek TX Independent School District GO PUT	0.280%	8/15/24	500	476
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	1,020	1,142
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	709
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	750	745
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	732
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,653
[20]	Community TX Independent School District Bonds GO	5.000%	2/15/38	1,370	1,547
	Conroe TX GO	5.000%	11/15/41	410	461
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	299
	Corpus Christi TX General Improvement Refunding GO	5.000%	3/1/25	1,300	1,359
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/31	300	351
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/34	725	857
	Corpus Christi TX Utility System Revenue	5.000%	7/15/32	500	525
	Dallas College TX GO	5.000%	2/15/26	920	987
	Dallas College TX GO ETM	5.000%	2/15/26	80	86
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,373
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	2,215	2,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	1,670	1,775
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,019
[20]	Dallas TX Independent School District GO Prere.	5.000%	2/15/25	2,200	2,293
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,014
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	3,725	4,344
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,045
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	2,093
	Denton County TX Housing Finance Corp. Multifamily Housing Revenue PUT	5.000%	2/1/25	250	257
[20]	Dickinson TX Independent School District GO PUT	0.250%	8/1/23	1,000	989
[20]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,023
	El Paso TX Combination Tax & Revenue Bonds GO	4.000%	8/15/33	455	486
	El Paso TX GO	5.000%	8/15/27	1,000	1,080
	El Paso TX GO	5.000%	8/15/28	750	843
	El Paso TX GO	4.000%	8/15/34	1,000	1,053
	El Paso TX GO	3.000%	8/15/37	765	691
[20]	El Paso TX Independent School District GO	5.000%	8/15/42	5,000	5,318
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/36	7,000	7,861
[7]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/35	435	417
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/34	1,650	1,752
	Fort Bend TX Grand Parkway Toll Road Authority Ltd. Revenue	5.000%	3/1/29	250	285
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,166
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,485
[20]	Galveston TX Independent School District GO	5.000%	2/1/36	1,500	1,695
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	755
	Garland TX Water & Sewer System Revenue	5.000%	3/1/38	1,140	1,232
[20]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/39	1,000	1,146
[20]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/26	400	373
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,092
[11]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,702
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	867
[4,14]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/37	1,000	1,123
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	201
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	140
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	130
[7]	Harlandale TX Independent School District GO PUT	2.000%	8/15/24	90	89
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.800%	4/3/23	5,700	5,700
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Harris County TX Cultural Education Facilities Finance Corp. Revenue PUT, 1M USD LIBOR + 0.650%	3.913%	7/1/24	500	501
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,101
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,315
	Harris County TX GO	5.000%	10/1/36	1,200	1,259
	Harris County TX GO	5.000%	10/1/40	2,470	2,567
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,787
[12]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/28	2,950	2,413
[12]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/31	2,500	1,794
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,022
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	856
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	775
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	311
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,250
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,860
	Houston TX GO	5.000%	3/1/27	1,000	1,096
	Houston TX GO	4.000%	3/1/35	1,500	1,540
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	493
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,101
[19]	Houston TX Housing Finance Corp. Revenue PUT	4.000%	10/1/24	1,000	1,012
[20]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	1,874
[20]	Houston TX Independent School District GO PUT	3.000%	6/1/24	300	300
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/34	580	622
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/35	660	701
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/36	1,010	925
	Houston TX Utility System Revenue	5.000%	5/15/25	1,160	1,188
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,467
	Houston TX Utility System Revenue	5.000%	11/15/26	900	978
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,030
	Houston TX Utility System Revenue	5.000%	11/15/34	3,100	3,331
	Houston TX Utility System Revenue	5.000%	11/15/35	920	1,015
	Houston TX Utility System Revenue	5.000%	11/15/36	2,500	2,659
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	946
[20]	Katy TX Independent School District GO	4.000%	2/15/27	275	275
[20]	Katy TX Independent School District GO	4.000%	2/15/28	375	375
[20]	Katy TX Independent School District GO	4.000%	2/15/42	1,020	1,025
[20]	Killeen TX Independent School District Unlimited Tax Building GO	5.000%	2/15/32	4,550	5,189
[20]	Klein TX Independent School District GO	5.000%	8/1/25	4,480	4,737
[20]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,283
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,419
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,031
[20]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,665
[20]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	4,033
[20]	Liberty Hill TX Independent School District (School Building Bonds) GO	4.000%	2/1/42	2,000	1,987
[20]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/41	2,635	2,962
	Lone Star College System Texas GO	5.000%	2/15/26	3,100	3,318
	Lone Star College System Texas GO	5.000%	2/15/28	5,500	5,861
[4]	Lower Colorado River Authority Texas Revenue	5.000%	5/15/41	1,470	1,625
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/33	1,050	1,225
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/35	1,500	1,720
[4]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/39	1,250	1,411
[4]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/43	1,600	1,574
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,255
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,024
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,237
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,214
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/41	1,000	1,128
[4]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/38	1,750	1,972
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,697
	Lubbock TX GO	4.000%	2/15/42	1,490	1,498
	McKinney TX GO	3.750%	8/15/36	1,090	1,109
	McKinney TX GO	3.875%	8/15/38	880	885
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	471
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	785
[6]	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	83	2
[20]	Midlothian TX Independent School District Revenue GO PUT	2.000%	8/1/24	1,005	987
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/35	5,730	6,308
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,006
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	874
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Windhaven Project)	4.500%	10/1/26	500	492
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/23	200	200
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	214
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	251
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,463
[7]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/33	500	531
[7]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	705
[7]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	537
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/23	1,555	1,561
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,581
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,211
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,200
[8]	North Texas Tollway Authority Revenue	0.000%	1/1/31	1,000	767
[8]	North Texas Tollway Authority Revenue	0.000%	1/1/32	3,055	2,246
[8]	North Texas Tollway Authority Revenue	0.000%	1/1/33	1,000	704
[8]	North Texas Tollway Authority Revenue	0.000%	1/1/34	1,500	1,010
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,668
[8]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	859
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,297
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	583
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,039
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	1,888
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,554
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,790
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,094
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,035
[4]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,544
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,047
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,278
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,069
	North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,000	1,000
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	1,000	1,108
	North Texas Tollway Authority System Revenue	4.125%	1/1/40	1,000	1,008
	North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,000	1,098
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/31	1,250	630
[20]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,232

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,357
[20]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	947
[20]	Northside TX Independent School District GO PUT	2.000%	6/1/27	2,000	1,913
[20]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,043
[20]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,441
[20]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	1,837
	Odessa TX Combination Tax GO	3.000%	3/1/38	1,255	1,090
[20]	Palestine Independent School District GO	5.000%	2/15/29	1,860	1,982
	Pasadena TX GO	4.000%	2/15/28	1,000	1,025
	Pearland TX GO	4.000%	3/1/32	1,095	1,139
	Pearland TX GO	4.000%	3/1/33	910	944
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	248
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	350
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,284
[20]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,671
[20]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,242
[20]	Richardson Independent School District GO	5.000%	2/15/36	1,590	1,859
[20]	Richardson Independent School District GO	5.000%	2/15/37	1,850	2,135
[20]	Richardson Independent School District GO	5.000%	2/15/39	4,500	5,096
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,019
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	531
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,077
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,500	2,874
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	1,280	1,266
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,285
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	2,000	2,259
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,067
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	134
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	947
	San Antonio TX GO	5.000%	2/1/26	1,000	1,044
[20]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,269
[20]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,370
[20]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,601
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/35	3,000	3,485
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/37	3,000	3,407
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,308
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,788
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,559
	San Antonio TX Water Revenue	4.000%	5/15/40	3,000	3,015
[20]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/37	1,755	1,986
	Southwest Texas Higher Education Authority Inc. Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,394
[20]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,053
[20]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,466
	Sugar Land TX GO	5.000%	2/15/26	510	545
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/15/26	1,000	1,058
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	11/15/30	1,000	1,120
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	372
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) Prere.	5.250%	10/1/23	1,000	1,012
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/32	2,180	2,468
	Tarrant County TX GO	5.000%	7/15/33	600	704
	Tarrant County TX GO	4.000%	7/15/41	1,000	1,000
	Tarrant County TX Regional Water District Revenue (Water Control and Improvement District)	5.000%	3/1/25	1,785	1,867
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/26	2,680	2,899
[20]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,557
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/53	1,000	1,091
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	995	1,074
	Texas GO	5.000%	10/1/36	3,000	3,136
	Texas GO Prere.	5.000%	4/1/24	1,330	1,361
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/23	245	248
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/24	580	595
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/26	110	116
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/28	1,975	2,052
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/29	1,575	1,642
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	3,260	3,416
[4]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	948
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,000	3,041
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	2,024
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	1,886
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,151
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	959
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,072
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	1,000	1,060
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,767
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,589
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,127
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,440
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,876
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	533
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,511
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,000	1,085
	Texas Water Development Board Revenue	5.000%	8/1/25	1,350	1,426
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,174
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,524
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,968
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	1,803
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,374
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/33	2,000	2,053
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/34	2,500	2,697
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/36	2,250	2,491
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	1,755	1,585
[20]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/43	1,000	969
	Travis TX GO	5.000%	3/1/27	1,545	1,651
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,077
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	277
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,349
[20]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,627
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,338
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	3,142
	University of Houston Texas Revenue	5.000%	2/15/31	1,810	2,143
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,895
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,592
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,762

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,160
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,373
	University of Texas Financing System Bonds Revenue	2.000%	8/15/36	750	593
	University of Texas Financing System Bonds Revenue	5.000%	8/15/40	500	590
[14]	University of Texas Permanent University Fund Revenue	5.000%	7/1/40	3,200	3,691
[7]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,359
[7]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	283
					464,339
Utah (0.4%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,127
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,830
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,056
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/37	1,400	1,500
	Granite UT School District Salt Lake County GO	5.000%	6/1/23	595	597
	Intermountain UT Power Agency Revenue	4.000%	7/1/36	2,310	2,419
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,264
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/42	2,500	2,774
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	794
	Utah County UT Hospital Revenue	4.000%	5/15/41	1,315	1,300
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	828
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	932
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,093
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,000	1,056
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,355
[4]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/33	150	162
[4]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	134
	Weber School District UT GO	5.000%	6/15/26	1,050	1,137
	Weber School District UT GO	5.000%	6/15/27	1,050	1,164
					28,522
Vermont (0.1%)
	University of Vermont & State Agricultural College Revenue	5.000%	10/1/38	1,000	1,160
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,074
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	900
	Vermont GO	5.000%	8/15/24	2,020	2,087
					5,221
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/25	45	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/26	115	117
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/27	170	174
					337
Virginia (0.6%)
	Arlington County VA GO	5.000%	6/15/24	4,510	4,642
[5]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	732
	Danville VA GO	4.000%	9/1/27	1,540	1,646
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/36	1,000	1,145
	Fairfax County VA GO	4.000%	10/1/40	2,665	2,745
	Hampton Roads VA Transportation Accountability Commission Revenue ETM	5.000%	7/1/26	1,045	1,129
[5]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	233
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	197
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	790
	Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,127
	Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,391
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,273
	Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,066
	Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,145
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	605
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	426
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	1,976
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,467
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,124
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/25	1,110	1,176
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,202
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,519
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,326
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,819
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/36	5,035	5,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Public Building Authority Revenue	5.000%	11/1/31	95	95
	Virginia Public School Authority Revenue	5.000%	8/1/24	6,080	6,277
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/23	3,450	3,453
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	468
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	530
					49,632
Washington (1.7%)
	Bellingham WA Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	423
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	869
	Energy Northwest Washington Electric Revenue	5.000%	7/1/25	3,115	3,288
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,289
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38	5,895	6,565
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	4.000%	7/1/42	1,640	1,644
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	7,200	7,600
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	1,882
	King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/38	1,230	1,111
	King County WA GO	4.000%	12/1/32	1,500	1,555
	King County WA GO	4.000%	12/1/34	2,150	2,209
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	832
	King County WA School District No. 403 Renton GO	4.000%	12/1/40	1,000	1,023
	Port of Seattle WA Revenue	4.000%	6/1/37	3,000	3,079
[2]	Seattle WA Municipal Light & Power Refunding Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	4.220%	11/1/26	1,000	982
	Seattle WA Water System Improvement Revenue	4.000%	8/1/32	3,020	3,177
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,049
	Snoqualmie Valley WA King County School District No. 410 GO	5.000%	12/1/33	3,150	3,289
	University of Washington Revenue PUT	4.000%	8/1/27	2,435	2,553
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/26	5,000	5,263
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,042
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,531
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,129
	Washington GO	5.000%	6/1/23	2,000	2,008
	Washington GO	5.000%	7/1/25	1,500	1,543
	Washington GO	5.000%	8/1/26	5,105	5,543
	Washington GO	5.000%	8/1/27	1,000	1,055
	Washington GO	4.000%	7/1/28	5,000	5,417
	Washington GO	5.000%	7/1/28	2,000	2,083
	Washington GO	4.000%	7/1/29	2,720	2,728
	Washington GO	5.000%	7/1/30	1,100	1,145

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	7/1/32	1,250	1,300
Washington GO	5.000%	8/1/34	1,750	1,837
Washington GO	5.000%	2/1/35	5,000	5,415
Washington GO	5.000%	8/1/35	1,000	1,090
Washington GO	5.000%	8/1/36	2,150	2,372
Washington GO	5.000%	8/1/37	3,685	3,769
Washington GO	5.000%	2/1/38	2,205	2,525
Washington GO	5.000%	8/1/38	2,070	2,266
Washington GO	5.000%	2/1/39	2,000	2,193
Washington GO	5.000%	8/1/42	5,015	5,656
Washington GO	5.000%	8/1/43	2,000	2,152
Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,826
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,915
Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,690	1,798
Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,014
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	2,505	2,605
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,071
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,114
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	880
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,056
Washington Higher Education Facilities Authority Revenue (Whitman College Project)	4.000%	1/1/36	1,685	1,763
Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	721
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/30	925	915
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	4,025	3,845
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	260
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/37	855	889
Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/30	5,000	5,230
Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/35	6,026	5,646
				140,029
West Virginia (0.1%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,276
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,570
West Virginia GO	5.000%	12/1/35	1,000	1,103
West Virginia GO	5.000%	6/1/36	1,000	1,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia GO	5.000%	6/1/38	2,500	2,763
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,397
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	815
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	944
					10,967
Wisconsin (0.8%)
	Madison WI Area Technical College GO	4.000%	3/1/25	1,835	1,885
	Madison WI GO	4.000%	10/1/26	1,500	1,584
	Milwaukee WI GO	5.000%	4/1/26	1,935	2,047
	Milwaukee WI GO	5.000%	4/1/29	1,110	1,235
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	324
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/28	1,000	1,123
[5]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	354
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	1,000	1,012
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	1,160	1,194
[7]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/34	1,000	1,156
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	2,345	2,442
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	712
	Waunakee WI Community School District GO	3.250%	4/1/28	4,000	4,005
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	797
[4]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	597
	Wisconsin GO	5.000%	5/1/24	1,000	1,026
	Wisconsin GO	4.000%	5/1/33	1,665	1,744
	Wisconsin GO	5.000%	5/1/34	1,780	1,901
	Wisconsin GO	5.000%	5/1/34	3,880	4,356
	Wisconsin GO	5.000%	5/1/35	1,000	1,064
	Wisconsin GO	5.000%	5/1/36	2,000	2,078
	Wisconsin GO	5.000%	5/1/36	1,000	1,062
	Wisconsin GO	5.000%	5/1/38	1,740	1,877
	Wisconsin GO Prere.	5.000%	5/1/23	1,000	1,002
[5]	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	2/15/26	1,000	1,033
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health and Hospitals Corp.) PUT	5.000%	6/24/26	1,100	1,176
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health and Hospitals Corp.) PUT	5.000%	7/29/26	1,005	1,074
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,141
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,574
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,681
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/37	600	655
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/41	1,875	1,993
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,043
[3]	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.) VRDO	3.800%	4/3/23	2,340	2,340
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	390	362
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,607
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	768
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	819
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,135
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	943
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	350
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	252
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	380
	Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	502
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,525	1,688
	Wisconsin Transportation Revenue	5.000%	7/1/31	1,370	1,482
	Wisconsin Transportation Revenue Prere.	5.000%	7/1/24	2,755	2,837
					65,773
Wyoming (0.0%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	139
	Wyoming Community Development Authority Housing Revenue	5.750%	6/1/53	185	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,092
					1,432
Total Tax-Exempt Municipal Bonds (Cost $4,230,144)					4,122,349
Total Investments (99.3%) (Cost $5,934,640)					8,039,044
Other Assets and Liabilities—Net (0.7%)					56,631
Net Assets (100%)					8,095,675
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $87,873,000, representing 1.1% of net assets.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Step bond.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Securities with a value of $139,000 have been segregated as initial margin for open futures contracts.
14	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2023.
15	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
16	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
17	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
18	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
19	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.

1M—1-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
REIT—Real Estate Investment Trust.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	60	12,387	26
E-mini S&P 500 Index	June 2023	149	30,826	1,480
				1,506

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,916,695	—	—	3,916,695
Tax-Exempt Municipal Bonds	—	4,122,349	—	4,122,349
Total	3,916,695	4,122,349	—	8,039,044

	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,506	—	—	1,506
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.